UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-8606

DWS Allocation Series

(Exact Name of Registrant as Specified in Charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	8/31/07

ITEM 1.           REPORT TO STOCKHOLDERS

AUGUST 31, 2007

Annual Report
to Shareholders

DWS Allocation Series

DWS Conservative Allocation Fund

DWS Moderate Allocation Fund

DWS Growth Allocation Fund

DWS Growth Plus Allocation Fund

Contents

click here Performance Summaries

click here Information About Each Fund's Expenses

click here Portfolio Management Review

click here Fund Highlights

click here Portfolio Summaries

click here Investment Portfolios

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Report of Independent Registered Public Accounting Firm click here Tax Information

click here Trustees and Officers

click here Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

Diversification does not eliminate risk. The funds are subject to stock market risk, meaning stocks in the underlying funds may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Asset allocation risk: although asset allocation among different asset classes generally limits risk and exposure to any one class, the risk remains that the investment advisor may favor an asset class that performs poorly relative to the other asset classes. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. The underlying funds invest in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the fund, can decline and the investor can lose principal value. Derivatives may be more volatile and less liquid than traditional securities, and the funds could suffer losses on an underlying fund's derivative position. An investment in underlying money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. Please read each fund's prospectus for specific details regarding its risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summaries August 31, 2007

DWS Conservative Allocation Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 are 0.72%, 1.47% and 1.48% for Class A, Class B and Class C shares, respectively. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratios, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated December 15, 2006 are 1.20%, 1.95% and 1.96% for Class A, Class B and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the year ended August 31, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown for Class A and Class C shares and for the 3-year, 5-year and 10-year periods shown for Class B shares reflect a fee waiver and/or expense reimbursement for DWS Conservative Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

DWS Conservative Allocation Fund

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of DWS Conservative Allocation Fund during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 8/31/07
DWS Conservative Allocation Fund	1-Year	3-Year	5-Year	10-Year
Class A	7.90%	7.52%	7.41%	4.14%
Class B	7.16%	6.75%	6.59%	3.38%
Class C	7.26%	6.79%	6.62%	3.38%
Russell® 1000 Index+	15.27%	12.83%	12.53%	7.03%
Russell® 2000 Index++	11.36%	14.45%	16.60%	7.80%
Lehman Brothers Intermediate U.S. Aggregate Index+++	5.33%	3.59%	4.06%	5.81%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 8/31/07	$ 12.51	$ 12.52	$ 12.52
8/31/06	$ 12.16	$ 12.16	$ 12.16
Distribution Information: Twelve Months as of 8/31/07: Income Dividends	$ .60	$ .50	$ .50

DWS Conservative Allocation Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Conservative Allocation Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers Intermediate U.S. Aggregate Index+++

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 8/31/07
DWS Conservative Allocation Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,169	$11,717	$13,471	$14,140
	Average annual total return	1.69%	5.42%	6.14%	3.52%
Class B	Growth of $10,000	$10,416	$11,964	$13,661	$13,941
	Average annual total return	4.16%	6.16%	6.44%	3.38%
Class C	Growth of $10,000	$10,726	$12,179	$13,778	$13,945
	Average annual total return	7.26%	6.79%	6.62%	3.38%

The growth of $10,000 is cumulative.

DWS Conservative Allocation Fund

Comparative Results as of 8/31/07
DWS Conservative Allocation Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$11,527	$14,363	$18,046	$19,730
	Average annual total return	15.27%	12.83%	12.53%	7.03%
Russell 2000 Index++	Growth of $10,000	$11,136	$14,992	$21,549	$21,185
	Average annual total return	11.36%	14.45%	16.60%	7.80%
Lehman Brothers Intermediate U.S. Aggregate Index+++	Growth of $10,000	$10,533	$11,115	$12,201	$17,590
	Average annual total return	5.33%	3.59%	4.06%	5.81%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.
+++ The Lehman Brothers Intermediate U.S. Aggregate Index is an unmanaged index that covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset backed securities and commercial mortgage backed securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class A Lipper Rankings — Mixed-Asset Target Allocation Conservative Funds Category as of 8/31/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	105	of	395	27
3-Year	40	of	246	17
5-Year	44	of	131	34

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS Conservative Allocation Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 is 0.41% for Class S shares. The total fund direct and estimated indirect Underlying DWS Fund operating expense ratio, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated December 15, 2006 is 0.89% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the year ended August 31, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown for Class S shares reflect a fee waiver and/or expense reimbursement for DWS Conservative Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 8/31/07
DWS Conservative Allocation Fund	1-Year	3-Year	5-Year	10-Year
Class S	8.18%	7.80%	7.67%	4.40%
Russell 1000 Index+	15.27%	12.83%	12.53%	7.03%
Russell 2000 Index++	11.36%	14.45%	16.60%	7.80%
Lehman Brothers Intermediate U.S. Aggregate Index+++	5.33%	3.59%	4.06%	5.81%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

DWS Conservative Allocation Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 8/31/07	$ 12.51
8/31/06	$ 12.16
Distribution Information: Twelve Months as of 8/31/07: Income Dividends	$ .63
Growth of an Assumed $10,000 Investment
[] DWS Conservative Allocation Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers Intermediate U.S. Aggregate Index+++

Yearly periods ended August 31
Comparative Results as of 8/31/07
DWS Conservative Allocation Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,818	$12,528	$14,473	$15,376
	Average annual total return	8.18%	7.80%	7.67%	4.40%

The growth of $10,000 is cumulative.

DWS Conservative Allocation Fund

Comparative Results as of 8/31/07
DWS Conservative Allocation Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$11,527	$14,363	$18,046	$19,730
	Average annual total return	15.27%	12.83%	12.53%	7.03%
Russell 2000 Index++	Growth of $10,000	$11,136	$14,992	$21,549	$21,185
	Average annual total return	11.36%	14.45%	16.60%	7.80%
Lehman Brothers Intermediate U.S. Aggregate Index+++	Growth of $10,000	$10,533	$11,115	$12,201	$17,590
	Average annual total return	5.33%	3.59%	4.06%	5.81%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.
+++ The Lehman Brothers Intermediate U.S. Aggregate Index is an unmanaged index that covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset backed securities and commercial mortgage backed securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Mixed-Asset Target Allocation Conservative Funds Category as of 8/31/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	79	of	395	20
3-Year	24	of	246	10
5-Year	35	of	131	27
10-Year	47	of	52	89

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS Moderate Allocation Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 are 0.71%, 1.47% and 1.43% for Class A, Class B and Class C shares, respectively. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratios, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated December 15, 2006 are 1.32%, 2.08% and 2.04% for Class A, Class B and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended August 31, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Moderate Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

DWS Moderate Allocation Fund

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the DWS Moderate Allocation Fund during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 8/31/07
DWS Moderate Allocation Fund	1-Year	3-Year	5-Year	10-Year
Class A	9.78%	9.09%	8.98%	4.43%
Class B	8.94%	8.28%	8.16%	3.66%
Class C	8.96%	8.34%	8.19%	3.66%
Russell 1000 Index+	15.27%	12.83%	12.53%	7.03%
Russell 2000 Index++	11.36%	14.45%	16.60%	7.80%
Lehman Brothers U.S. Aggregate Index+++	5.26%	3.70%	4.31%	6.04%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 8/31/07	$ 12.47	$ 12.47	$ 12.47
8/31/06	$ 11.98	$ 11.98	$ 11.97
Distribution Information: Twelve Months as of 8/31/07: Income Dividends	$ .66	$ .56	$ .56

DWS Moderate Allocation Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Moderate Allocation Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Index+++

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 8/31/07
DWS Moderate Allocation Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,346	$12,236	$14,487	$14,535
	Average annual total return	3.46%	6.96%	7.70%	3.81%
Class B	Growth of $10,000	$10,594	$12,496	$14,701	$14,321
	Average annual total return	5.94%	7.71%	8.01%	3.66%
Class C	Growth of $10,000	$10,896	$12,716	$14,824	$14,328
	Average annual total return	8.96%	8.34%	8.19%	3.66%

The growth of $10,000 is cumulative.

DWS Moderate Allocation Fund

Comparative Results as of 8/31/07
DWS Moderate Allocation Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$11,527	$14,363	$18,046	$19,730
	Average annual total return	15.27%	12.83%	12.53%	7.03%
Russell 2000 Index++	Growth of $10,000	$11,136	$14,992	$21,549	$21,185
	Average annual total return	11.36%	14.45%	16.60%	7.80%
Lehman Brothers U.S. Aggregate Index+++	Growth of $10,000	$10,526	$11,150	$12,349	$17,981
	Average annual total return	5.26%	3.70%	4.31%	6.04%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.
+++ The Lehman Brothers U.S. Aggregate Index is an unmanaged, market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class A Lipper Rankings — Mixed-Asset Target Allocation Moderate Funds Category as of 8/31/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	251	of	434	58
3-Year	155	of	332	47
5-Year	117	of	229	51

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS Moderate Allocation Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 is 0.43% for Class S shares. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratio, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated December 15, 2006 is 1.04% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the year ended August 31, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown for Class S shares reflect a fee waiver and/or expense reimbursement for DWS Moderate Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 8/31/07
DWS Moderate Allocation Fund	1-Year	3-Year	5-Year	10-Year
Class S	9.97%	9.31%	9.21%	4.66%
Russell 1000 Index+	15.27%	12.83%	12.53%	7.03%
Russell 2000 Index++	11.36%	14.45%	16.60%	7.80%
Lehman Brothers U.S. Aggregate Index+++	5.26%	3.70%	4.31%	6.04%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

DWS Moderate Allocation Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 8/31/07	$ 12.45
8/31/06	$ 11.96
Distribution Information: Twelve Months as of 8/31/07: Income Dividends	$ .69
Growth of an Assumed $10,000 Investment
[] DWS Moderate Allocation Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Index+++

Yearly periods ended August 31
Comparative Results as of 8/31/07
DWS Moderate Allocation Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,997	$13,061	$15,535	$15,776
	Average annual total return	9.97%	9.31%	9.21%	4.66%

The growth of $10,000 is cumulative.

DWS Moderate Allocation Fund

Comparative Results as of 8/31/07
DWS Moderate Allocation Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$11,527	$14,363	$18,046	$19,730
	Average annual total return	15.27%	12.83%	12.53%	7.03%
Russell 2000 Index++	Growth of $10,000	$11,136	$14,992	$21,549	$21,185
	Average annual total return	11.36%	14.45%	16.60%	7.80%
Lehman Brothers U.S. Aggregate Index+++	Growth of $10,000	$10,526	$11,150	$12,349	$17,981
	Average annual total return	5.26%	3.70%	4.31%	6.04%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.
+++ The Lehman Brothers U.S. Aggregate Index is an unmanaged, market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Mixed-Asset Target Allocation Moderate Funds Category as of 8/31/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	238	of	434	55
3-Year	135	of	332	41
5-Year	99	of	229	43
10-Year	92	of	124	74

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS Growth Allocation Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 are 0.73%, 1.52% and 1.52% for Class A, Class B and Class C shares, respectively. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratios, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated December 15, 2006 are 1.35%, 2.14% and 2.14% for Class A, Class B and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended August 31, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Growth Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

DWS Growth Allocation Fund

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the DWS Growth Allocation Fund during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 8/31/07
DWS Growth Allocation Fund	1-Year	3-Year	5-Year	10-Year
Class A	11.33%	10.70%	10.66%	5.35%
Class B	10.49%	9.87%	9.83%	4.57%
Class C	10.49%	9.87%	9.82%	4.56%
Russell 1000 Index+	15.27%	12.83%	12.53%	7.03%
Russell 2000 Index++	11.36%	14.45%	16.60%	7.80%
Lehman Brothers U.S. Aggregate Index+++	5.26%	3.70%	4.31%	6.04%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 8/31/07	$ 15.47	$ 15.32	$ 15.32
8/31/06	$ 14.29	$ 14.15	$ 14.15
Distribution Information: Twelve Months as of 8/31/07: Income Dividends	$ .43	$ .31	$ .31

DWS Growth Allocation Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Growth Allocation Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Index+++

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 8/31/07
DWS Growth Allocation Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,493	$12,786	$15,638	$15,869
	Average annual total return	4.93%	8.54%	9.35%	4.73%
Class B	Growth of $10,000	$10,749	$13,062	$15,878	$15,629
	Average annual total return	7.49%	9.31%	9.69%	4.57%
Class C	Growth of $10,000	$11,049	$13,262	$15,974	$15,626
	Average annual total return	10.49%	9.87%	9.82%	4.56%

The growth of $10,000 is cumulative.

DWS Growth Allocation Fund

Comparative Results as of 8/31/07
DWS Growth Allocation Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$11,527	$14,363	$18,046	$19,730
	Average annual total return	15.27%	12.83%	12.53%	7.03%
Russell 2000 Index++	Growth of $10,000	$11,136	$14,992	$21,549	$21,185
	Average annual total return	11.36%	14.45%	16.60%	7.80%
Lehman Brothers U.S. Aggregate Index+++	Growth of $10,000	$10,526	$11,150	$12,349	$17,981
	Average annual total return	5.26%	3.70%	4.31%	6.04%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.
+++ The Lehman Brothers U.S. Aggregate Index is an unmanaged, market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class A Lipper Rankings — Mixed-Asset Target Allocation Growth Funds Category as of 8/31/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	376	of	611	62
3-Year	208	of	515	41
5-Year	135	of	393	35

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS Growth Allocation Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 is 0.45% for Class S shares. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratio, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated December 15, 2006 is 1.07% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the year ended August 31, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Growth Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 8/31/07
DWS Growth Allocation Fund	1-Year	3-Year	5-Year	10-Year
Class S	11.60%	10.96%	10.91%	5.59%
Russell 1000 Index+	15.27%	12.83%	12.53%	7.03%
Russell 2000 Index++	11.36%	14.45%	16.60%	7.80%
Lehman Brothers U.S. Aggregate Index+++	5.26%	3.70%	4.31%	6.04%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

DWS Growth Allocation Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 8/31/07	$ 15.50
8/31/06	$ 14.32
Distribution Information: Twelve Months as of 8/31/07: Income Dividends	$ .47
Growth of an Assumed $10,000 Investment
[] DWS Growth Allocation Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Index+++

Yearly periods ended August 31
Comparative Results as of 8/31/07
DWS Growth Allocation Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$11,160	$13,663	$16,786	$17,235
	Average annual total return	11.60%	10.96%	10.91%	5.59%

The growth of $10,000 is cumulative.

DWS Growth Allocation Fund

Comparative Results as of 8/31/07
DWS Growth Allocation Fund		1-Year	3-Year	5-Year	10-Year
Russell 1000 Index+	Growth of $10,000	$11,527	$14,363	$18,046	$19,730
	Average annual total return	15.27%	12.83%	12.53%	7.03%
Russell 2000 Index++	Growth of $10,000	$11,136	$14,992	$21,549	$21,185
	Average annual total return	11.36%	14.45%	16.60%	7.80%
Lehman Brothers U.S. Aggregate Index+++	Growth of $10,000	$10,526	$11,150	$12,349	$17,981
	Average annual total return	5.26%	3.70%	4.31%	6.04%

The growth of $10,000 is cumulative.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.
+++ The Lehman Brothers U.S. Aggregate Index is an unmanaged, market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Mixed-Asset Target Allocation Growth Funds Category as of 8/31/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	345	of	611	57
3-Year	182	of	515	36
5-Year	122	of	393	31
10-Year	136	of	200	68

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS Growth Plus Allocation Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The total annual fund direct operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 are 1.20%, 2.04% and 1.99% for Class A, Class B and Class C shares, respectively. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratios, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated December 15, 2006 are 1.85%, 2.69% and 2.64% for Class A, Class B and Class C shares, respectively. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended August 31, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Growth Plus Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 8/31/07
DWS Growth Plus Allocation Fund	1-Year	Life of Class*
Class A	13.17%	11.31%
Class B	12.26%	10.47%
Class C	12.35%	10.47%
Russell 1000 Index+	15.27%	12.49%
Russell 2000 Index++	11.36%	12.73%
Lehman Brothers U.S. Aggregate Index+++	5.26%	3.51%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

DWS Growth Plus Allocation Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 8/31/07	$ 12.27	$ 12.21	$ 12.21
8/31/06	$ 11.50	$ 11.45	$ 11.44
Distribution Information: Twelve Months as of 8/31/07: Income Dividends	$ .29	$ .19	$ .19
Capital Gain Distributions	$ .43	$ .43	$ .43
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Growth Plus Allocation Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Index+++

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 8/31/07
DWS Growth Plus Allocation Fund		1-Year	Life of Fund*
Class A	Growth of $10,000	$10,667	$12,761
	Average annual total return	6.67%	9.00%
Class B	Growth of $10,000	$10,926	$12,953
	Average annual total return	9.26%	9.58%
Class C	Growth of $10,000	$11,235	$13,253
	Average annual total return	12.35%	10.47%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

DWS Growth Plus Allocation Fund

Comparative Results as of 8/31/07
DWS Growth Plus Allocation Fund		1-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$11,527	$13,958
	Average annual total return	15.27%	12.49%
Russell 2000 Index++	Growth of $10,000	$11,136	$14,043
	Average annual total return	11.36%	12.73%
Lehman Brothers U.S. Aggregate Index+++	Growth of $10,000	$10,526	$11,027
	Average annual total return	5.26%	3.51%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.
+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.
+++ The Lehman Brothers U.S. Aggregate Index is an unmanaged, market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class A Lipper Rankings — Multi-Cap Core Funds Category as of 8/31/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	609	of	856	72

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS Growth Plus Allocation Fund

Class S

Class S shares are generally not available to new investors except under certain circumstances (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The total annual fund direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated December 15, 2006 is 1.03% for Class S shares. The total annual fund direct and estimated indirect Underlying DWS Fund operating expense ratio, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated December 15, 2006 is 1.68% for Class S shares. Please see the Information About Each Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the year ended August 31, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Growth Plus Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 8/31/07
DWS Growth Plus Allocation Fund	1-Year	Life of Fund*
Class S	13.54%	11.59%
Russell 1000 Index+	15.27%	12.49%
Russell 2000 Index++	11.36%	12.73%
Lehman Brothers U.S. Aggregate Index++	5.26%	3.51%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

DWS Growth Plus Allocation Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 8/31/07	$ 12.29
8/31/06	$ 11.51
Distribution Information: Twelve Months as of 8/31/07: Income Dividends	$ .32
Capital Gain Distributions	$ .43
Growth of an Assumed $10,000 Investment
[] DWS Growth Plus Allocation Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Index+++

Comparative Results as of 8/31/07
DWS Growth Plus Allocation Fund		1-Year	Life of Fund*
Class S	Growth of $10,000	$11,354	$13,636
	Average annual total return	13.54%	11.59%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.
Comparative Results as of 8/31/07
DWS Growth Plus Allocation Fund		1-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$11,527	$13,958
	Average annual total return	15.27%	12.49%
Russell 2000 Index++	Growth of $10,000	$11,136	$14,043
	Average annual total return	11.36%	12.73%
Lehman Brothers U.S. Aggregate Index+++	Growth of $10,000	$10,526	$11,027
	Average annual total return	5.26%	3.51%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.
+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.
+++ The Lehman Brothers U.S. Aggregate Index is an unmanaged, market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Multi-Cap Core Funds Category as of 8/31/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	569	of	856	67

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the Underlying DWS Funds in which the Fund invests. The Fund's estimated indirect expense from investing in the Underlying DWS Funds is based on the expense ratios from the Underlying DWS Fund's most recent shareholder report. In the most recent six-month period, Class C shares of DWS Conservative Allocation Fund and DWS Moderate Allocation Fund and Class A, B, C and S shares of DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund limited these expenses; had they not done so, expenses would have been higher. In addition, certain of the Underlying DWS Funds limited expenses; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2007 to August 31, 2007).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS Conservative Allocation Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2007
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/07	$ 1,022.40	$ 1,018.50	$ 1,019.40	$ 1,023.70
Expenses Paid per $1,000*	$ 3.31	$ 6.82	$ 6.46	$ 2.09
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/07	$ 1,021.93	$ 1,018.45	$ 1,018.80	$ 1,023.14
Expenses Paid per $1,000*	$ 3.31	$ 6.82	$ 6.46	$ 2.09
Direct Fund Expenses and Acquired Funds (Underlying Funds) Fees and Expenses and Value of a $1,000 Investment for the six months ended August 31, 2007
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/07	$ 1,022.40	$ 1,018.50	$ 1,019.40	$ 1,023.70
Expenses Paid per $1,000**	$ 6.07	$ 9.56	$ 9.21	$ 4.85
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/07	$ 1,019.21	$ 1,015.73	$ 1,016.08	$ 1,020.42
Expenses Paid per $1,000**	$ 6.06	$ 9.55	$ 9.20	$ 4.84
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratios	.65%	1.34%	1.27%	.41%
Acquired Funds (Underlying Funds) Fees and Expenses	.54%	.54%	.54%	.54%
Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses	1.19%	1.88%	1.81%	.95%

For more information, please refer to the Fund's prospectus.

DWS Moderate Allocation Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2007
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/07	$ 1,025.50	$ 1,021.60	$ 1,022.60	$ 1,026.80
Expenses Paid per $1,000*	$ 2.96	$ 6.93	$ 6.68	$ 1.94
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/07	$ 1,022.28	$ 1,018.35	$ 1,018.60	$ 1,023.29
Expenses Paid per $1,000*	$ 2.96	$ 6.92	$ 6.67	$ 1.94
Direct Fund Expenses and Acquired Funds (Underlying Funds) Fees and Expenses and Value of a $1,000 Investment for the six months ended August 31, 2007
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/07	$ 1,025.50	$ 1,021.60	$ 1,022.60	$ 1,026.80
Expenses Paid per $1,000**	$ 6.13	$ 10.09	$ 9.84	$ 5.11
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/07	$ 1,019.16	$ 1,015.22	$ 1,015.48	$ 1,020.16
Expenses Paid per $1,000**	$ 6.11	$ 10.06	$ 9.80	$ 5.09
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratios	.58%	1.36%	1.31%	.38%
Acquired Funds (Underlying Funds) Fees and Expenses	.62%	.62%	.62%	.62%
Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expensees	1.20%	1.98%	1.93%	1.00%

For more information, please refer to the Fund's prospectus.

DWS Growth Allocation Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2007
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/07	$ 1,032.70	$ 1,028.90	$ 1,028.20	$ 1,034.00
Expenses Paid per $1,000*	$ 3.33	$ 7.06	$ 6.90	$ 2.05
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/07	$ 1,021.93	$ 1,018.25	$ 1,018.40	$ 1,023.19
Expenses Paid per $1,000*	$ 3.31	$ 7.02	$ 6.87	$ 2.04
Direct Fund Expenses and Acquired Funds (Underlying Funds) Fees and Expenses and Value of a $1,000 Investment for the six months ended August 31, 2007
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/07	$ 1,032.70	$ 1,028.90	$ 1,028.20	$ 1,034.00
Expenses Paid per $1,000**	$ 6.46	$ 10.18	$ 10.02	$ 5.18
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/07	$ 1,018.85	$ 1,015.17	$ 1,015.32	$ 1,020.11
Expenses Paid per $1,000**	$ 6.41	$ 10.11	$ 9.96	$ 5.14
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratios	.65%	1.38%	1.35%	.40%
Acquired Funds (Underlying Funds) Fees and Expenses	.61%	.61%	.61%	.61%
Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses	1.26%	1.99%	1.96%	1.01%

For more information, please refer to the Fund's prospectus.

DWS Growth Plus Allocation Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2007
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/07	$ 1,036.30	$ 1,032.10	$ 1,032.10	$ 1,038.00
Expenses Paid per $1,000*	$ 2.87	$ 6.71	$ 6.71	$ 1.54
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/07	$ 1,022.38	$ 1,018.60	$ 1,018.60	$ 1,023.69
Expenses Paid per $1,000*	$ 2.85	$ 6.67	$ 6.67	$ 1.53
Direct Fund Expenses and Acquired Funds (Underlying Funds) Fees and Expenses and Value of a $1,000 Investment for the six months ended August 31, 2007
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/07	$ 1,036.30	$ 1,032.10	$ 1,032.10	$ 1,038.00
Expenses Paid per $1,000**	$ 6.47	$ 10.30	$ 10.30	$ 5.14
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/07	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/07	$ 1,018.85	$ 1,015.07	$ 1,015.07	$ 1,020.16
Expenses Paid per $1,000**	$ 6.41	$ 10.21	$ 10.21	$ 5.09
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
** Expenses are equal to the Fund's annualized expense ratio for each class plus the Acquired Funds (Underlying Funds) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratios	.56%	1.31%	1.31%	.30%
Acquired Funds (Underlying Funds) Fees and Expenses	.70%	.70%	.70%	.70%
Net Annual Fund and Acquired Funds (Underlying Funds) Operating Expenses	1.26%	2.01%	2.01%	1.00%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

DWS Allocation Series: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for DWS Allocation Series. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to institutional and retail clients.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

Inna Okounkova

Director of Deutsche Asset Management and Portfolio Manager of the funds.

Joined Deutsche Asset Management in 1999 as a quantitative analyst, becoming an associate portfolio manager in 2001.

Lead Portfolio Manager for Asset Allocation Strategies: New York.

Joined the funds in 2002.

MS, Moscow State University; MBA, University of Chicago Graduate School of Business.

Robert Wang

Managing Director of Deutsche Asset Management and Portfolio Manager of the funds.

Joined Deutsche Asset Management in 1995 as portfolio manager for asset allocation after 13 years of experience of trading fixed income, foreign exchange and derivative products at J.P. Morgan.

Global Head of Quantitative Strategies Portfolio Management: New York.

Joined the funds in 2002.

BS, The Wharton School, University of Pennsylvania.

In the following interview, Portfolio Managers Inna Okounkova and Robert Wang discuss the market environment, portfolio management strategy and resulting performance of the DWS Allocation Funds during the 12 months ended August 31, 2007.

The views expressed in the following discussion reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Q: How would you characterize the economic and market environment over the last 12 months?

A: It was a generally positive period for the US equity market, although with considerable volatility. After exhibiting strength in late 2006, there was a dip in late February and early March of 2007. Markets began to rise again through mid-July, drifted lower in late July and then moved up again in August. The Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, returned 14.94% for the 12 months ended August 2007.1 The Standard & Poor's 500® (S&P 500) Index returned 15.13%, and the Russell 1000® Index returned 15.27%; both of these indices measure performance of large-cap stocks.2 The Russell MidCap™ Index returned 16.18% for the period, and the small-cap Russell 2000® Index posted a return of 11.36% for the 12-month period.3 Within the large-cap category, growth stocks performed better than value stocks: The return of the Russell 1000® Growth Index was 17.70%, compared with 12.85% for the Russell 1000® Value Index.4

1 Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.
2 The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
3 Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividneds and, unlike fund returns, do not include fees or expenses. It is not possible to invest directly into an index.
4 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values, while the Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Foreign equity markets were also strong, but with considerable variation among markets: Return of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index, which measures performance of a broad range of international markets, was 18.71%.5 Emerging markets were generally stronger than developed markets; Japan was one of the weakest major markets.

5 The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates.

Returns in the US fixed-income market were also positive, though considerably lower than equity returns. The Lehman Brothers US Aggregate Index, which measures returns of the bond market as a whole, posted a return of 5.26%.6 High-yield bonds, as measured by the Credit Suisse High Yield Index, outperformed investment-grade bonds, although investment- grade bonds rallied near the end of the period, as investors became less comfortable with risk.7 Returns on cash equivalents were similar to bond returns.

6 The Lehman Brothers US Aggregate Index is an unmanaged market value-weighted measure of Treasury issues, corporate bond issues and mortgage securities.
7 Credit Suisse High Yield Index is an unmanaged, unleveraged trader-priced portfolio constructed to mirror the global high-yield debt market.
Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Q: Will you describe the investment process for the DWS Allocation Funds?

A: Our strategy for managing the fund-of-funds portfolios and evaluating how they perform consists of three components: strategic asset allocation, tactical asset allocation and allocation to the underlying funds.

The first component, strategic asset allocation (SAA), has the largest influence on performance. We review strategic asset allocation once a year, usually in July, using a proprietary methodology to find optimal allocations with the appropriate risk level for each of the four funds — Conservative, Moderate, Growth and Growth Plus.

The second component of our investment process is tactical asset allocation (TAA), which is implemented as underweight or overweight of a particular asset class relative to its longer-term SAA target.8 TAAs are updated every month using both fundamental analysis and quantitative models.9 The investment team's views are combined and adjusted to appropriate risk levels to specify a tactical asset allocation for each of the four portfolios.

8 "Overweight" means the fund holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the fund holds a lower weighting.
9 Fundamental analysis is the use of all available information about a possible investment, such as earnings growth, management capability, industry trends, a company's financial strength, and quantitative measures, to determine value. Quantitative models use mathematical and statistical analysis to evaluate investments in a rigorous risk-controlled fashion.

The final element of the process is fund allocation, which involves much more than simply selecting funds by style based on strategic and tactical asset allocation. Each month we analyze the holdings in each fund (using holdings lists readily available on the DWS Web site), measuring exposure to factors such as specific industries, beta, size and style.10 Our goal is to identify combinations of funds that help implement our targeted asset allocations, capturing the ability of the fund managers to select the best stocks, while neutralizing unintended factor bets.

10 Beta is a measurement of risk relative to the market as a whole.

Q: How do you evaluate performance of the funds, and how did they perform over the last year?

A: Since there are no published indices that accurately reflect the asset mixes of these funds, we evaluate performance using indices that represent the major asset classes in which we invest. These are the Russell 1000 Index for large-cap equities; the Russell 2000 Index for small-cap equities; the Lehman Brothers US Aggregate Index for investment-grade bonds; the Credit Suisse High Yield Index for high-yield bonds; the 3-Month T- Bill for cash equivalents; and the Morgan Stanley Capital International (MSCI) EAFE Index for international equities.

We also compare the performance of our funds with that of similar funds, using categories defined and published by Lipper. These peer groups are: Mixed Asset Target Allocation Conservative Funds for DWS Conservative Allocation Fund; Mixed Asset Target Allocation Moderate Funds for DWS Moderate Allocation Fund; Mixed Asset Target Allocation Growth Funds for DWS Growth Allocation Fund; and Multi-Cap Core Funds for DWS Growth Plus Allocation Fund.11

11 Source: Lipper Inc. The Lipper Mixed Asset Target Allocation Conservative Funds category consists of funds that, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed Asset Target Allocation Moderate Funds category consists of funds that, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash and cash equivalents. The Lipper Mixed Asset Target Allocation Growth Funds category consists of funds that, by portfolio practice, maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash and cash equivalents. The Lipper Multi-Cap Core Funds category consists of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Category returns assume reinvestment of dividends. It is not possible to invest directly in a Lipper category.

For the 12-month period ended August 2007, the Conservative Allocation Fund ranked in the top quartile of its peer group; the other three funds ranked below the midpoints of their peer groups. For all four funds, both strategic and tactical allocation added significant value, while performance of the underlying funds detracted from performance relative to the peer groups.

Q: What were the major strategic and tactical decisions that drove fund performance?

A: Both strategic and tactical asset allocation contributed to performance. Consistent with our policy of an annual review of strategic allocations, we implemented several strategic changes to the previous year's asset allocations as of July 1, 2007. Accordingly, during the 12-month period under review, two different sets of SAAs were used in managing the funds. From September 2006 through June 2007, we were using the 2006/2007 SAAs, which we implemented in July 2006. For the last two months of the fund's fiscal year (July and August 2007), we used new 2007/2008 SAAs.

Changes made in the July 2006/2007 SAA include:

Separated international equities into three regions — Europe, Japan and Pacific ex-Japan — in order to implement regional asset allocation calls

Increased the overall allocation to international equities, emphasizing European and Pacific ex-Japan equities

Added emerging market equities to the Moderate fund allocation

Increased further the value bias within small-cap equities

Changes made in the July 2007/2008 SAA include:

Reduced the position in large-cap equities, particularly large-cap value equities

Reduced the value bias within small-cap equities

Reduced the allocation to Japanese equities and increased the allocation to markets in Europe and Pacific markets other than Japan

Reduced the allocation to high-yield bonds

Added positions in international and emerging market bonds

Increased the allocation to cash equivalents in the Moderate and Growth funds

Added commodities in the Growth Plus fund

In the two months since they were implemented, these new SAAs added value by producing higher returns than would have been achieved under the old SAAs.

The table on this page summarizes the asset classes and strategic allocations for 2006-2007 and for 2007-2008.

	DWS Conservative Allocation Fund		DWS Moderate Allocation Fund		DWS Growth Allocation Fund		DWS Growth Plus Allocation Fund
	2007- 2008	2006- 2007	2007- 2008	2006- 2007	2007- 2008	2006- 2007	2007- 2008	2006- 2007
Russell 1000 Growth	13%	14%	20%	20%	24%	25%	33%	33%
Russell 1000 Value	15%	16%	22%	24%	28%	29%	36%	40%
Russell 2000 Growth	2%	1%	3%	2%	3%	2%	5%	3%
Russell 2000 Value	3%	3%	4%	5%	5%	6%	7%	9%
MSCI Canada	0%	0%	0%	0%	1%	0%	1%	0%
MSCI Japan	1%	1%	1%	2%	2%	3%	2%	3%
MSCI Pacific ex Japan	1%	1%	1%	1%	2%	1%	2%	1%
MSCI Europe	0%	4%	0%	5%	0%	8%	0%	9%
MSCI Europe ex UK	3%	0%	5%	0%	6%	0%	8%	0%
MSCI UK	1%	0%	2%	0%	2%	0%	3%	0%
MSCI EMF NET	0%	0%	1%	1%	1%	1%	2%	2%
Goldman Sachs Commodity	1%	1%	1%	1%	1%	1%	1%	0%
Lehman Brothers U.S. Aggregate Index	0%	0%	25%	27%	15%	18%	0%	0%
Lehman Brothers Intermediate U.S. Aggregate Bond	35%	35%	0%	0%	0%	0%	0%	0%
CSFB High Yield	3%	4%	3%	3%	1%	1%	0%	0%
Lehman US TIPS[12]	4%	5%	3%	4%	1%	0%	0%	0%
SB World Govt Bond ex US-HGD[13]	2%	0%	1%	0%	1%	0%	0%	0%
JPM EMBI[14]	1%	0%	1%	0%	1%	0%	0%	0%
3 month T Bill	15%	15%	7%	5%	6%	5%	0%	0%
Total	100%	100%	100%	100%	100%	100%	100%	100%
12 The Lehman US TIPS Index consists of inflation-protected securities issued by the US Treasury.
13 The SB World Govt Bond ex US-hedged (WGBI) is a market-capitalization-weighted benchmark that tracks the performance of the government bond markets in 18 major markets.
14 JP Morgan EMBI tracks total returns for debt instruments of emerging markets denominated in external currencies.

For all four funds, our major tactical decision was to overweight equities relative to the strategic allocation. This decision was positive for performance, as equity returns were significantly higher than bond returns. Also beneficial was an underweight in Japanese equities throughout the period; since the strategic allocations to Japanese equities were quite low, this tactical underweight took representation in Japan quite close to zero, and this was positive for performance, since Japan had one of the worst-performing stock markets in the world.

Within fixed income, we overweighted cash equivalents and underweighted bonds for most of the 12-month period. The contribution of that decision was negligible since returns on bonds and cash equivalents were quite similar. In the Conservative Allocation fund we underweighted short-term bonds and overweighted longer-term bonds. That positioning had a minimal impact on performance since the two bond categories had similar returns.

Q: How did the underlying funds perform over the last 12 months?

A: During the past year, the portfolios have had the potential to invest in approximately 50 different funds, providing exposure to multiple categories of US equities, international equities, commodities and a variety of fixed-income securities. Performance of each fund is compared with returns of indices of securities in the appropriate asset classes. Since these indices represent broad asset classes in which the managers of the DWS Allocation funds invest, they serve mainly as points of comparison for returns of asset classes within the portfolios (such as US equities or intermediate-term bonds), but they are not necessarily benchmarks against which the underlying funds are managed.

During the last year, we added several funds to the universe in which we can invest: DWS International Value Opportunities Fund; DWS RREEF Global Real Estate Securities Fund; DWS Disciplined Long/Short Value and Growth Funds and DWS Disciplined Market Neutral Fund, which are large-cap equity funds with the ability to take short positions; and two bond funds, DWS Short Duration Plus Fund and DWS Floating Rate Plus Fund. We also established an allocation to the DWS Emerging Markets Fixed Income Fund, which was previously included in the investable universe.

For the 12 months ending August 2007, performance of the underlying funds detracted from relative performance, although most funds had positive returns. Cash funds and international equity funds contributed to relative performance, outperforming their respective benchmarks. However, US large-cap and small-cap equity and bond funds underperformed their benchmarks and detracted from performance. The most significant negative contribution came from the US large-cap equity category.

Q: Do you have other comments for shareholders?

A: We are pleased to report the positive results of our strategic and tactical asset allocation system over the last 12 months, as this provides evidence of the value of the proprietary process we use for asset allocation. We continue to believe that a rigorous approach to strategic and tactical asset allocation, combined with diligent risk management, offers investors the potential for superior risk-adjusted returns. We take a disciplined approach to adjusting allocations on a regular basis, while attempting to avoid excessive turnover. We believe that the investment processes we use, combining in-depth research with long-term forecasting, have the potential to add significant value.

We believe that ours is a much more forward-looking approach to asset allocation than the methods used by competing funds. As markets continue to evolve, we will review these strategic allocations annually and alter the asset mix as we deem appropriate and in the best interest of investors in DWS Allocation funds.

Fund Highlights

DWS Conservative Allocation Fund

DWS Conservative Allocation Fund seeks current income and, as a secondary objective, long-term growth of capital. The portfolio's target allocation is 40% equity funds and 60% fixed-income funds. The managers have the flexibility to adjust this allocation within the following ranges: equity funds 25%-55%, fixed-income funds 45%-75%.

Performance

DWS Conservative Allocation Fund provided a total return of 7.90% (Class A shares) for the 12-month period ended August 31, 2007. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 4 through 10 for the performance of other share classes and for more complete performance information.) This performance placed the fund in the 20th percentile of its peer group in the Lipper Mixed-Asset Target Allocation Conservative Funds category, which had an average return of 6.79%.

Fund Strategy

The portfolio's equity position was above the midpoint of its normal range of 25%-55% throughout the 12-month period. This tactical decision to overweight equities, with a corresponding underweight in bonds, contributed to performance, since equities significantly outperformed bonds.

Within the equity portion of the portfolio, performance benefited from the decision to underweight Japan, since Japan was the weakest of the major international markets.

In the fixed-income portion of the portfolio, an overweight in cash equivalents, with corresponding underweights in bonds throughout the period, had a minimal impact on performance, as bonds and cash equivalents had very similar returns. An underweight in short-term bonds balanced by an overweight in longer-term bonds also had a minimal impact on performance since the two bond categories had similar returns.

DWS Moderate Allocation Fund

DWS Moderate Allocation Fund seeks a balance of current income and growth of capital. The portfolio's target allocation is 60% equity funds and 40% fixed-income funds. The managers have the flexibility to adjust this allocation within the following ranges: equity funds 45%-75%, fixed-income funds 25%-55%.

Performance

DWS Moderate Allocation Fund provided a total return of 9.78% (Class A shares) for 12-month period ended August 31, 2007. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 11 through 17 for the performance of other share classes and for more complete performance information.) This performance placed the fund in the 54th percentile of its peer group in the Lipper Mixed-Asset Target Allocation Moderate Funds category, which had an average return of 10.18%.

Fund Strategy

The portfolio's equity position was above the midpoint of its normal range of 45%-75% throughout the 12-month period. This tactical overweight of equities was positive for performance, since equities significantly outperformed bonds. However, performance relative to the peer group was hurt by underperformance of the underlying equity funds. The most significant underperformance occurred in the US large-cap equity category.

Within the equity portion of the portfolio, performance benefited from the decision to underweight Japan, since Japan was the weakest of the major international markets. In addition, the international equity funds outperformed their benchmarks.

In the fixed-income portion of the portfolio, an overweight in cash equivalents, with corresponding underweights in bonds throughout the period, had a minimal impact on performance, as bonds and cash equivalents had very similar returns. Performance relative to the peer group was hurt by underperformance of the underlying bond funds. Good performance of the cash equivalent funds contributed to performance.

DWS Growth Allocation Fund

DWS Growth Allocation Fund seeks long-term growth of capital and, as a secondary objective, current income. The portfolio's target allocation is 75% equity funds and 25% fixed-income funds. The managers have the flexibility to adjust this allocation within the following ranges: equity funds 60%-90%, fixed-income funds 10%-40%.

Performance

DWS Growth Allocation Fund provided a total return of 11.33% (Class A shares) for the 12-month period ended August 31, 2007. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 18 through 24 for the performance of other share classes and for more complete performance information.) This performance placed the fund in the 57th percentile of its peer group in the Lipper Mixed-Asset Target Allocation Growth Funds category, which had an average return of 12.09%.

Fund Strategy

The portfolio's equity position was above the midpoint of its normal range of 60%-90% throughout the 12-month period. This tactical overweight of equities was positive for performance, since equities significantly outperformed bonds. However, performance relative to the peer group was hurt by underperformance of the underlying equity funds. The most significant underperformance occurred in the US large-cap equity category.

Within the equity portion of the portfolio, performance benefited from the decision to underweight Japan, since Japan was the weakest of the major international markets. In addition, the international equity funds outperformed their benchmarks.

In the fixed-income portion of the portfolio, an overweight in cash equivalents, with corresponding underweights in bonds throughout the period, had a minimal impact on performance, as bonds and cash equivalents had very similar returns. Performance relative to the peer group was hurt by underperformance of the underlying bond funds. Good performance of the cash equivalent funds contributed to performance.

DWS Growth Plus Allocation Fund

DWS Growth Plus Allocation Fund seeks long-term growth of capital by investing primarily in equity mutual funds. While the target allocation is 100% equity funds, the managers may invest up to 30% of the portfolio in bond funds when bond market conditions suggest the potential for capital appreciation.

Performance

DWS Growth Plus Allocation Fund provided a total return of 13.17% (Class A shares) for the 12-month period ended August 31, 2007. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 25 through 30 for the performance of other share classes and for more complete performance information.) This performance placed the fund in the 67th percentile of its peer group in the Lipper Multi-Cap Core Funds category, which had an average return of 14.86%.

Fund Strategy

The target allocation for this portfolio is 100% equity funds, although fixed-income funds may represent up to 30% of the total. Equity exposure was maintained near the maximum level throughout the period. This equity position was positive for performance, since equities significantly outperformed bonds. However, performance relative to the peer group was hurt by underperformance of the underlying equity funds. The most significant underperformance occurred in the US large-cap equity category.

Within the equity portion of the portfolio, performance benefited from the decision to underweight Japan, since Japan was the weakest of the major international markets. In addition, the international equity funds outperformed their benchmarks.

Portfolio Summaries

DWS Conservative Allocation Fund

Asset Allocation	8/31/07	8/31/06

Fixed Income — Money Market	13%	21%
Fixed Income — Bonds	46%	37%
Equity	41%	42%
	100%	100%
Asset Class Ranges	8/31/07	8/31/06

Fixed Income Funds	45-75%	45-75%
Equity Funds	25-55%	25-55%

Asset allocation is subject to change.

For more complete details about the Fund's investment portfolio, see page 52. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

DWS Moderate Allocation Fund

Asset Allocation	8/31/07	8/31/06

Fixed Income — Money Market	7%	5%
Fixed Income — Bonds	32%	33%
Equity	61%	62%
	100%	100%
Asset Class Ranges	8/31/07	8/31/06

Fixed Income Funds	25-55%	25-55%
Equity Funds	45-75%	45-75%

Asset allocation is subject to change.

For more complete details about the Fund's investment portfolio, see page 54. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

DWS Growth Allocation Fund

Asset Allocation	8/31/07	8/31/06

Fixed Income — Money Market	5%	5%
Fixed Income — Bonds	18%	18%
Equity	77%	77%
	100%	100%
Asset Class Ranges	8/31/07	8/31/06

Fixed Income Funds	10-40%	10-40%
Equity Funds	60-90%	60-90%

Asset allocation is subject to change.

For more complete details about the Fund's investment portfolio, see page 56. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

DWS Growth Plus Allocation Fund

Asset Allocation	8/31/07	8/31/06

Fixed Income — Money Market	3%	2%
Equity	97%	98%
	100%	100%
Asset Class Ranges	8/31/07	8/31/06

Fixed Income Funds	0-30%	0-30%
Equity Funds	70-100%	70-100%

Asset allocation is subject to change.

For more complete details about the Fund's investment portfolio, see page 58. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolios as of August 31, 2007

DWS Conservative Allocation Fund

	Shares	Value ($)

Equity Funds 41.2%
DWS Blue Chip Fund "Institutional"	88,793	1,950,783
DWS Capital Growth Fund "Institutional"	367	19,964
DWS Commodity Securities Fund "Institutional"	111,810	1,454,644
DWS Communications Fund "Institutional"	5,902	155,212
DWS Disciplined Long/Short Value Fund "Institutional"	94,378	964,544
DWS Dreman Concentrated Value Fund "Institutional"	52,886	663,715
DWS Dreman High Return Equity Fund "Institutional"	24,758	1,283,964
DWS Dreman Mid Cap Value Fund "Institutional"	29,664	377,915
DWS Dreman Small Cap Value Fund "Institutional"	7,203	284,754
DWS Equity 500 Index Fund "Institutional"	110,532	18,505,290
DWS Equity Partners Fund "Institutional"	138,339	4,444,846
DWS Europe Equity Fund "Institutional"	128,016	5,184,650
DWS Global Thematic Fund "S"	81,889	2,925,903
DWS Growth & Income Fund "Institutional"	129,635	2,880,483
DWS Health Care Fund "Institutional"	34,034	928,448
DWS International Fund "Institutional"	7,018	472,616
DWS International Select Equity Fund "Institutional"	40,816	521,628
DWS International Value Opportunities Fund "Institutional"	93,036	1,142,481
DWS Japan Equity Fund "S"	1,011	15,089
DWS Large Cap Value Fund "Institutional"	282,820	6,654,743
DWS Large Company Growth Fund "Institutional"	62,120	1,826,315
DWS Micro Cap Fund "Institutional"	13,985	285,440
DWS RREEF Global Real Estate Securities Fund "Institutional"	64,260	744,125
DWS RREEF Real Estate Securities Fund "Institutional"	24,753	603,487
DWS Small Cap Core Fund "S"	165,821	3,664,646
DWS Small Cap Growth Fund "Institutional"	34,689	902,619
DWS Small Cap Value Fund "S"	98,778	2,240,281
DWS Technology Fund "Institutional"	69,894	933,088
Total Equity Funds (Cost $54,374,817)		62,031,673

Fixed Income — Bond Funds 46.0%
DWS Core Fixed Income Fund "Institutional"	4,481,334	47,546,951
DWS Core Plus Income Fund "Institutional"	152	1,884
DWS Emerging Markets Fixed Income Fund "S"	124,836	1,479,307
DWS Floating Rate Plus Fund "Institutional"	494,808	4,764,998
DWS Global Bond Fund "S"	116,978	1,137,023
DWS GNMA Fund "S"	130,334	1,895,050
DWS High Income Fund "Institutional"	581,510	3,006,407
DWS High Income Plus Fund "Institutional"	206,490	1,528,029
DWS Inflation Protected Plus Fund "Institutional"	612,574	6,027,729
DWS Short Duration Fund "Institutional"	680	6,728
DWS Short Duration Plus Fund "S"	189,924	1,874,546
Total Fixed Income — Bond Funds (Cost $69,964,968)		69,268,652

Fixed Income — Money Market Funds 12.9%
Cash Management QP Trust	19,321,463	19,321,463
DWS Money Market Prime Series	7,712	7,712
DWS Money Market Series "Institutional"	18,937	18,937
Total Fixed Income — Money Market Funds (Cost $19,348,112)		19,348,112
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $143,687,897)+	100.1	150,648,437
Other Assets and Liabilities, Net	(0.1)	(161,813)
Net Assets	100.0	150,486,624
+ The cost for federal income tax purposes was $144,198,025. At August 31, 2007, net unrealized appreciation for all securities based on tax cost was $6,450,412. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,542,931 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,092,519.

During the year ended August 31, 2007, purchases and sales of mutual funds (excluding Cash Management QP Trust and money market funds) aggregated $43,098,071 and $25,029,033, respectively.

The accompanying notes are an integral part of the financial statements.

DWS Moderate Allocation Fund

	Shares	Value ($)

Equity Funds 62.0%
DWS Blue Chip Fund "Institutional"	499,332	10,970,334
DWS Capital Growth Fund "Institutional"	675	36,756
DWS Commodity Securities Fund "Institutional"	245,356	3,192,088
DWS Communications Fund "Institutional"	34,569	909,158
DWS Disciplined Long/Short Value Fund "Institutional"	126,905	1,296,968
DWS Dreman Concentrated Value Fund "Institutional"	136,141	1,708,575
DWS Dreman High Return Equity Fund "Institutional"	64,601	3,350,220
DWS Dreman Mid Cap Value Fund "Institutional"	270,139	3,441,572
DWS Dreman Small Cap Value Fund "Institutional"	7,227	285,700
DWS Emerging Markets Equity Fund "S"	124,471	3,211,341
DWS Enhanced S&P 500 Index Fund "S"	190,048	2,653,069
DWS Equity 500 Index Fund "Institutional"	355,604	59,535,256
DWS Equity Partners Fund "Institutional"	370,195	11,894,352
DWS Europe Equity Fund "Institutional"	450,019	18,225,767
DWS Global Thematic Fund "S"	204,409	7,303,520
DWS Growth & Income Fund "Institutional"	504,401	11,207,788
DWS Health Care Fund "Institutional"	90,087	2,457,578
DWS International Fund "Institutional"	32,034	2,157,166
DWS International Select Equity Fund "Institutional"	164,716	2,105,076
DWS International Value Opportunities Fund "Institutional"	255,253	3,134,509
DWS Japan Equity Fund "S"	3,987	59,524
DWS Large Cap Value Fund "Institutional"	823,497	19,376,886
DWS Large Company Growth Fund "Institutional"	199,172	5,855,671
DWS Micro Cap Fund "Institutional"	8,225	167,875
DWS RREEF Global Real Estate Securities Fund "Institutional"	70,576	817,273
DWS RREEF Real Estate Securities Fund "Institutional"	88,393	2,155,016
DWS Small Cap Core Fund "S"	544,645	12,036,663
DWS Small Cap Growth Fund "Institutional"	105,445	2,743,690
DWS Small Cap Value Fund "S"	330,226	7,489,534
DWS Technology Fund "Institutional"	189,614	2,531,344
Total Equity Funds (Cost $177,194,247)		202,310,269

Fixed Income — Bond Funds 32.6%
DWS Core Fixed Income Fund "Institutional"	7,539,933	79,998,693
DWS Core Plus Income Fund "Institutional"	708	8,795
DWS Emerging Markets Fixed Income Fund "S"	273,932	3,246,091
DWS Floating Rate Plus Fund "Institutional"	338,760	3,262,260
DWS GNMA Fund "S"	399	5,796
DWS High Income Fund "Institutional"	1,193,922	6,172,574
DWS High Income Plus Fund "Institutional"	509,697	3,771,761
DWS Inflation Protected Plus Fund "Institutional"	1,007,842	9,917,167
DWS Short Duration Plus Fund "S"	776	7,662
Total Fixed Income — Bond Funds (Cost $107,509,672)		106,390,799

Fixed Income — Money Market Funds 6.5%
Cash Management QP Trust	21,271,886	21,271,886
DWS Money Market Prime Series	11,256	11,256
DWS Money Market Series "Institutional"	21,799	21,799
Total Fixed Income — Money Market Funds (Cost $21,304,941)		21,304,941
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $306,008,860)+	101.1	330,006,009
Other Assets and Liabilities, Net	(1.1)	(3,676,134)
Net Assets	100.0	326,329,875
+ The cost for federal income tax purposes was $307,756,651. At August 31, 2007, net unrealized appreciation for all securities based on tax cost was $22,249,358. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $27,674,283 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,424,925.

During the year ended August 31, 2007, purchases and sales of mutual funds (excluding Cash Management QP Trust and money market funds) aggregated $75,370,428 and $66,031,244, respectively.

The accompanying notes are an integral part of the financial statements.

DWS Growth Allocation Fund

	Shares	Value ($)

Equity Funds 77.4%
DWS Blue Chip Fund "Institutional"	594,812	13,068,023
DWS Capital Growth Fund "Institutional"	292	15,926
DWS Commodity Securities Fund "Institutional"	241,978	3,148,132
DWS Communications Fund "Institutional"	39,184	1,030,527
DWS Disciplined Long/Short Value Fund "Institutional"	98,349	1,005,127
DWS Dreman Concentrated Value Fund "Institutional"	150,188	1,884,861
DWS Dreman High Return Equity Fund "Institutional"	60,301	3,127,189
DWS Dreman Mid Cap Value Fund "Institutional"	120,657	1,537,164
DWS Dreman Small Cap Value Fund "Institutional"	30,406	1,201,953
DWS Emerging Markets Equity Fund "S"	122,663	3,164,703
DWS Equity 500 Index Fund "Institutional"	456,665	76,454,778
DWS Equity Partners Fund "Institutional"	415,680	13,355,802
DWS Europe Equity Fund "Institutional"	517,697	20,966,731
DWS Global Thematic Fund "S"	322,568	11,525,359
DWS Growth & Income Fund "Institutional"	667,333	14,828,146
DWS Health Care Fund "Institutional"	80,611	2,199,061
DWS International Fund "Institutional"	58,566	3,943,849
DWS International Select Equity Fund "Institutional"	322,646	4,123,421
DWS International Value Opportunities Fund "Institutional"	242,880	2,982,561
DWS Japan Equity Fund "S"	60,055	896,624
DWS Large Cap Value Fund "Institutional"	1,159,594	27,285,247
DWS Large Company Growth Fund "Institutional"	315,464	9,274,651
DWS Micro Cap Fund "Institutional"	8,505	173,579
DWS RREEF Global Real Estate Securities Fund "Institutional"	167,549	1,940,215
DWS RREEF Real Estate Securities Fund "Institutional"	92,181	2,247,378
DWS Small Cap Core Fund "S"	611,990	13,524,982
DWS Small Cap Growth Fund "Institutional"	110,184	2,866,994
DWS Small Cap Value Fund "S"	345,253	7,830,327
DWS Technology Fund "Institutional"	195,997	2,616,555
Total Equity Funds (Cost $212,596,564)		248,219,865

Fixed Income — Bond Funds 18.5%
DWS Core Fixed Income Fund "Institutional"	4,646,626	49,300,701
DWS Core Plus Income Fund "Institutional"	1,848	22,969
DWS Emerging Markets Fixed Income Fund "S"	272,771	3,232,335
DWS GNMA Fund "S"	1,097	15,952
DWS High Income Fund "Institutional"	659,642	3,410,348
DWS High Income Plus Fund "Institutional"	2,355	17,428
DWS Inflation Protected Plus Fund "Institutional"	330,936	3,256,414
Total Fixed Income — Bond Funds (Cost $59,350,987)		59,256,147

Fixed Income — Money Market Funds 4.8%
Cash Management QP Trust	15,358,928	15,358,928
DWS Money Market Prime Series	8,398	8,398
DWS Money Market Series "Institutional"	25,013	25,013
Total Fixed Income — Money Market Funds (Cost $15,392,339)		15,392,339
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $287,339,890)+	100.7	322,868,351
Other Assets and Liabilities, Net	(0.7)	(2,222,500)
Net Assets	100.0	320,645,851
+ The cost for federal income tax purposes was $288,134,235. At August 31, 2007, net unrealized appreciation for all securities based on tax cost was $34,734,116. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $38,407,133 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,673,017.

During the year ended August 31, 2007, purchases and sales of mutual funds (excluding Cash Management QP Trust and money market funds) aggregated $70,458,873 and $68,190,743, respectively.

The accompanying notes are an integral part of the financial statements.

DWS Growth Plus Allocation Fund

	Shares	Value ($)

Equity Funds 97.3%
DWS Blue Chip Fund "Institutional"	72,720	1,597,665
DWS Commodity Securities Fund "Institutional"	28,867	375,565
DWS Communications Fund "Institutional"	6,384	167,890
DWS Disciplined Long/Short Value Fund "Institutional"	77,378	790,800
DWS Dreman Concentrated Value Fund "Institutional"	21,982	275,869
DWS Dreman High Return Equity Fund "Institutional"	9,613	498,555
DWS Dreman Mid Cap Value Fund "Institutional"	62,068	790,741
DWS Dreman Small Cap Value Fund "Institutional"	9,742	385,094
DWS Emerging Markets Equity Fund "S"	29,114	751,148
DWS Equity 500 Index Fund "Institutional"	67,722	11,337,969
DWS Equity Partners Fund "Institutional"	66,053	2,122,297
DWS Europe Equity Fund "Institutional"	76,191	3,085,732
DWS Global Thematic Fund "S"	13,765	491,806
DWS Growth & Income Fund "Institutional"	122,260	2,716,607
DWS Health Care Fund "Institutional"	27,939	762,188
DWS International Fund "Institutional"	12,672	853,354
DWS International Select Equity Fund "Institutional"	32,576	416,316
DWS International Value Opportunities Fund "Institutional"	91,041	1,117,986
DWS Japan Equity Fund "S"	3,045	45,468
DWS Large Cap Value Fund "Institutional"	160,171	3,768,829
DWS Large Company Growth Fund "Institutional"	16,671	490,136
DWS Micro Cap Fund "Institutional"	5,909	120,603
DWS Mid Cap Growth Fund "Institutional"	617	11,361
DWS RREEF Global Real Estate Securities Fund "Institutional"	23,255	269,288
DWS RREEF Real Estate Securities Fund "Institutional"	15,748	383,926
DWS Small Cap Core Fund "S"	77,922	1,722,072
DWS Small Cap Growth Fund "Institutional"	22,302	580,288
DWS Small Cap Value Fund "S"	82,078	1,861,521
DWS Technology Fund "Institutional"	68,269	911,389
Total Equity Funds (Cost $36,376,362)		38,702,463

Fixed Income — Money Market Funds 3.0%
Cash Management QP Trust	1,164,137	1,164,137
DWS Money Market Prime Series	7,619	7,619
DWS Money Market Series "Institutional"	6,530	6,530
Total Fixed Income — Money Market Funds (Cost $1,178,286)		1,178,286
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $37,554,648)+	100.3	39,880,749
Other Assets and Liabilities, Net	(0.3)	(112,673)
Net Assets	100.0	39,768,076
+ The cost for federal income tax purposes was $37,613,803. At August 31, 2007, net unrealized appreciation for all securities based on tax cost was $2,266,946. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,856,025 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $589,079.

During the year ended August 31, 2007, purchases and sales of mutual funds (excluding Cash Management QP Trust and money market funds) aggregated $17,490,196 and $6,641,209, respectively.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of August 31, 2007
Assets	DWS Conservative Allocation Fund	DWS Moderate Allocation Fund	DWS Growth Allocation Fund	DWS Growth Plus Allocation Fund
Investments in Underlying Affiliated Funds, at value (cost $143,687,897, $306,008,860, $287,339,890 and $37,554,648)	150,648,437	330,006,009	322,868,351	39,880,749
Dividends receivable	14,005	24,082	13,478	—
Interest receivable	90,775	97,201	76,074	1,264
Receivable for Fund shares sold	583,427	371,219	285,481	32,895
Other assets	17,504	23,641	19,692	9,999
Total assets	151,354,148	330,522,152	323,263,076	39,924,907
Liabilities
Payable for Fund shares redeemed	646,798	3,908,472	2,236,530	75,315
Other accrued expenses and liabilities	220,726	283,805	380,695	81,516
Total liabilities	867,524	4,192,277	2,617,225	156,831
Net assets, at value	$ 150,486,624	$ 326,329,875	$ 320,645,851	$ 39,768,076
Net Assets Consist of
Undistributed net investment income	—	—	4,082,609	2,693
Net unrealized appreciation (depreciation) on investments	6,960,540	23,997,149	35,528,461	2,326,101
Accumulated net realized gain (loss)	(3,776,768)	(21,675,947)	(17,623,403)	1,387,778
Paid-in capital	147,302,852	324,008,673	298,658,184	36,051,504
Net assets, at value	$ 150,486,624	$ 326,329,875	$ 320,645,851	$ 39,768,076

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2007 (continued)
Net Asset Value	DWS Conservative Allocation Fund	DWS Moderate Allocation Fund	DWS Growth Allocation Fund	DWS Growth Plus Allocation Fund
Class A Net assets applicable to shares outstanding	$ 47,073,350	$ 130,883,317	$ 99,722,505	$ 20,817,917
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,762,313	10,495,855	6,447,920	1,696,405
Net Asset Value and redemption price(a) per share	$ 12.51	$ 12.47	$ 15.47	$ 12.27
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 13.27	$ 13.23	$ 16.41	$ 13.02
Class B Net assets applicable to shares outstanding	$ 8,049,905	$ 23,510,739	$ 28,407,786	$ 3,749,086
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	642,901	1,885,406	1,854,506	306,959
Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share	$ 12.52	$ 12.47	$ 15.32	$ 12.21
Class C Net assets applicable to shares outstanding	$ 14,231,829	$ 36,836,652	$ 39,671,973	$ 11,443,482
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	1,136,935	2,954,349	2,588,784	937,149
Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share	$ 12.52	$ 12.47	$ 15.32	$ 12.21
Class S Net assets applicable to shares outstanding	$ 81,131,540	$ 135,099,167	$ 152,843,587	$ 3,757,591
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	6,484,282	10,847,902	9,862,008	305,757
Net Asset Value, offering and redemption price(a) per share	$ 12.51	$ 12.45	$ 15.50	$ 12.29
(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.
Statements of Operations for the year ended August 31, 2007
Investment Income	DWS Conservative Allocation Fund	DWS Moderate Allocation Fund	DWS Growth Allocation Fund	DWS Growth Plus Allocation Fund
Income distributions from Underlying Affiliated Funds	$ 3,829,926	$ 8,448,649	$ 6,791,553	$ 469,058
Interest — Cash Management QP Trust	1,495,015	720,713	704,594	21,775
Total Income	5,324,941	9,169,362	7,496,147	490,833
Expenses: Administration fees	145,630	321,480	323,731	50,000
Distribution service fees	301,967	877,942	912,337	168,977
Services to shareholders	310,450	661,098	869,831	73,756
Custodian fees	9,249	7,716	7,376	6,655
Auditing	47,709	46,737	46,805	38,367
Legal	8,676	18,753	2,199	11,631
Trustees' fees and expenses	9,013	15,240	14,765	5,111
Reports to shareholders	46,193	73,156	112,179	24,110
Registration fees	49,854	59,894	58,745	47,796
Other	7,931	12,444	13,104	5,329
Total expenses before expense reductions	936,672	2,094,460	2,361,072	431,732
Expense reductions	(101,760)	(126,712)	(260,210)	(154,334)
Total expenses after expense reductions	834,912	1,967,748	2,100,862	277,398
Net investment income	4,490,029	7,201,614	5,395,285	213,435
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from sale of Underlying Affiliated Funds	3,023,680	5,801,238	8,563,238	390,256
Capital Gain Distributions from Underlying Affiliated Funds	2,709,396	9,701,616	12,274,625	1,556,828
	5,733,076	15,502,854	20,837,863	1,947,084
Change in net unrealized appreciation (depreciation) on investments	717,961	6,190,605	7,643,665	1,346,124
Net gain (loss)	6,451,037	21,693,459	28,481,528	3,293,208
Net increase (decrease) in net assets resulting from operations	$ 10,941,066	$ 28,895,073	$ 33,876,813	$ 3,506,643

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS Conservative Allocation Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2007	2006
Operations: Net investment income	$ 4,490,029	$ 3,955,661
Net realized gain (loss)	5,733,076	5,859,662
Change in net unrealized appreciation (depreciation)	717,961	(1,815,842)
Net increase (decrease) in net assets resulting from operations	10,941,066	7,999,481
Distributions to shareholders from: Net investment income: Class A	(2,072,009)	(1,047,579)
Class B	(314,048)	(160,512)
Class C	(483,880)	(200,975)
Class AARP	—	(1,548,806)
Class S	(4,082,856)	(1,035,038)
Fund share transactions: Proceeds from shares sold	39,111,769	41,739,535
Reinvestment of distributions	6,253,241	3,615,802
Cost of shares redeemed	(38,236,621)	(51,759,143)
Redemption fees	5,017	1,436
Net increase (decrease) in net assets from Fund share transactions	7,133,406	(6,402,370)
Increase (decrease) in net assets	11,121,679	(2,395,799)
Net assets at beginning of period	139,364,945	141,760,744
Net assets at end of period (including undistributed net investment income of $0 and $503,018, respectively)	$ 150,486,624	$ 139,364,945
Statement of Changes in Net Assets — DWS Moderate Allocation Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2007	2006
Operations: Net investment income	$ 7,201,614	$ 6,551,742
Net realized gain (loss)	15,502,854	18,633,515
Change in net unrealized appreciation (depreciation)	6,190,605	(5,569,240)
Net increase (decrease) in net assets resulting from operations	28,895,073	19,616,017
Distributions to shareholders from: Net investment income: Class A	(6,154,370)	(3,033,945)
Class B	(1,066,025)	(478,714)
Class C	(1,603,405)	(600,458)
Class AARP	—	(799,789)
Class S	(7,731,503)	(3,680,456)
Fund share transactions: Proceeds from shares sold	85,597,676	84,300,149
Reinvestment of distributions	15,918,372	8,294,215
Cost of shares redeemed	(90,606,252)	(114,681,889)
Redemption fees	2,719	2,344
Net increase (decrease) in net assets from Fund share transactions	10,912,515	(22,085,181)
Increase (decrease) in net assets	23,252,285	(11,062,526)
Net assets at beginning of period	303,077,590	314,140,116
Net assets at end of period (including undistributed net investment income of $0 and $629,902, respectively)	$ 326,329,875	$ 303,077,590

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS Growth Allocation Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2007	2006
Operations: Net investment income	$ 5,395,285	$ 4,693,596
Net realized gain (loss)	20,837,863	20,908,600
Change in net unrealized appreciation (depreciation)	7,643,665	(2,458,694)
Net increase (decrease) in net assets resulting from operations	33,876,813	23,143,502
Distributions to shareholders from: Net investment income: Class A	(2,647,214)	(1,602,249)
Class B	(597,525)	(343,720)
Class C	(787,921)	(375,515)
Class AARP	—	(1,488,921)
Class S	(4,805,990)	(2,073,395)
Fund share transactions: Proceeds from shares sold	63,581,791	69,347,287
Reinvestment of distributions	8,470,836	5,653,850
Cost of shares redeemed	(81,104,318)	(74,305,373)
Redemption fees	13,575	3,746
Net increase (decrease) in net assets from Fund share transactions	(9,038,116)	699,510
Increase (decrease) in net assets	16,000,047	17,959,212
Net assets at beginning of period	304,645,804	286,686,592
Net assets at end of period (including undistributed net investment income of $4,082,609 and $3,747,072, respectively)	$ 320,645,851	$ 304,645,804
Statement of Changes in Net Assets — DWS Growth Plus Allocation Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2007	2006
Operations: Net investment income	$ 213,435	$ 108,977
Net realized gain (loss)	1,947,084	1,164,169
Change in net unrealized appreciation (depreciation)	1,346,124	492,257
Net increase (decrease) in net assets resulting from operations	3,506,643	1,765,403
Distributions to shareholders from: Net investment income: Class A	(363,002)	(190,415)
Class B	(50,646)	(26,875)
Class C	(132,628)	(75,832)
Class S	(82,077)	(56,940)
Net realized gains: Class A	(542,003)	(83,188)
Class B	(112,749)	(17,866)
Class C	(295,564)	(51,904)
Class S	(110,405)	(21,900)
Fund share transactions: Proceeds from shares sold	20,632,105	15,073,297
Reinvestment of distributions	1,611,367	482,400
Cost of shares redeemed	(11,004,138)	(5,170,537)
Redemption fees	169	208
Net increase (decrease) in net assets from Fund share transactions	11,239,503	10,385,368
Increase (decrease) in net assets	13,057,072	11,625,851
Net assets at beginning of period	26,711,004	15,085,153
Net assets at end of period (including undistributed net investment income of $2,693 and $0, respectively)	$ 39,768,076	$ 26,711,004

The accompanying notes are an integral part of the financial statements.

Financial Highlights

DWS Conservative Allocation Fund — Class A
Years Ended August 31,	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.16	$ 11.83	$ 11.17	$ 10.69	$ 10.30
Income (loss) from investment operations: Net investment income[a]	.38	.33	.28	.29	.29
Net realized and unrealized gain (loss)	.57	.33	.72	.52	.40
Total from investment operations	.95	.66	1.00	.81	.69
Less distributions from: Net investment income	(.60)	(.33)	(.34)	(.33)	(.30)
Redemption fees	.00*	.00*	.00*	—	—
Net asset value, end of period	$ 12.51	$ 12.16	$ 11.83	$ 11.17	$ 10.69
Total Return (%)[b,d]	7.90[c]	5.66[c]	9.04[c]	7.61[c]	6.85
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	47	41	36	17	11
Ratio of expenses before expense reductions (%)[g]	.63	.88	.77	.57[f]	.23[e]
Ratio of expenses after expense reductions (%)[g]	.62	.61	.55	.39[f]	.23[e]
Ratio of net investment income (%)	3.04	2.74	2.42	2.58	2.77
Portfolio turnover rate (%)	21	69	55	56	104
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[e] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Amount is less than $.005.

DWS Conservative Allocation Fund — Class B
Years Ended August 31,	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.16	$ 11.83	$ 11.17	$ 10.70	$ 10.31
Income (loss) from investment operations: Net investment income[a]	.29	.24	.20	.20	.21
Net realized and unrealized gain (loss)	.57	.33	.71	.51	.40
Total from investment operations	.86	.57	.91	.71	.61
Less distributions from: Net investment income	(.50)	(.24)	(.25)	(.24)	(.22)
Redemption fees	.00*	.00*	.00*	—	—
Net asset value, end of period	$ 12.52	$ 12.16	$ 11.83	$ 11.17	$ 10.70
Total Return (%)[b,d]	7.16[c]	4.87[c]	8.24[c]	6.69[c]	6.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	8	8	6	4
Ratio of expenses before expense reductions (%)[g]	1.34	1.65	1.60	1.26[f]	.99[e]
Ratio of expenses after expense reductions (%)[g]	1.34	1.36	1.30	1.14[f]	.99[e]
Ratio of net investment income (%)	2.32	1.99	1.67	1.83	2.01
Portfolio turnover rate (%)	21	69	55	56	104
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[e] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Amount is less than $.005.

DWS Conservative Allocation Fund — Class C
Years Ended August 31,	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.16	$ 11.82	$ 11.16	$ 10.69	$ 10.30
Income (loss) from investment operations: Net investment income[a]	.30	.24	.19	.20	.21
Net realized and unrealized gain (loss)	.56	.34	.72	.51	.40
Total from investment operations	.86	.58	.91	.71	.61
Less distributions from: Net investment income	(.50)	(.24)	(.25)	(.24)	(.22)
Redemption fees	.00*	.00*	.00*	—	—
Net asset value, end of period	$ 12.52	$ 12.16	$ 11.82	$ 11.16	$ 10.69
Total Return (%)[b,d]	7.26[c]	4.87[c]	8.27[c]	6.69[c]	6.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	12	9	4	2
Ratio of expenses before expense reductions (%)[g]	1.34	1.45	1.39	1.21[f]	.99[e]
Ratio of expenses after expense reductions (%)[g]	1.29	1.36	1.30	1.14[f]	.99[e]
Ratio of net investment income (%)	2.37	1.99	1.67	1.82	2.01
Portfolio turnover rate (%)	21	69	55	56	104
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[e] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Amount is less than $.005.

DWS Conservative Allocation Fund — Class S
Years Ended August 31,	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.16	$ 11.83	$ 11.17	$ 10.69	$ 10.30
Income (loss) from investment operations: Net investment income[a]	.41	.36	.32	.32	.31
Net realized and unrealized gain (loss)	.57	.33	.71	.51	.40
Total from investment operations	.98	.69	1.03	.83	.71
Less distributions from: Net investment income	(.63)	(.36)	(.37)	(.35)	(.32)
Redemption fees	.00*	.00*	.00*	—	—
Net asset value, end of period	$ 12.51	$ 12.16	$ 11.83	$ 11.17	$ 10.69
Total Return (%)[c]	8.18[b]	5.93[b]	9.33[b]	7.86[b]	7.10
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	81	80	36	43	42
Ratio of expenses before expense reductions (%)[f]	.48	.65	.57	.23[e]	—[d]
Ratio of expenses after expense reductions (%)[f]	.37	.35	.30	.13[e]	—[d]
Ratio of net investment income (%)	3.29	3.00	2.67	2.84	3.00
Portfolio turnover rate (%)	21	69	55	56	104
[a] Based on average shares outstanding during the period.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[d] The Fund invests in other DWS funds, and although this class did not incur any direct expenses for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[e] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[f] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Amount is less than $.005.

DWS Moderate Allocation Fund — Class A
Years Ended August 31,	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 11.98	$ 11.55	$ 10.63	$ 9.91	$ 9.38
Income (loss) from investment operations: Net investment income[a]	.29	.25	.21	.22	.21
Net realized and unrealized gain (loss)	.86	.50	.95	.70	.55
Total from investment operations	1.15	.75	1.16	.92	.76
Less distributions from: Net investment income	(.66)	(.32)	(.24)	(.20)	(.23)
Redemption fees	.00*	.00*	.00*	—	—
Net asset value, end of period	$ 12.47	$ 11.98	$ 11.55	$ 10.63	$ 9.91
Total Return (%)[b,d]	9.78[c]	6.59[c]	10.95[c]	9.34[c]	8.28
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	131	104	113.56		35
Ratio of expenses before expense reductions (%)[g]	.61	.80	.77	.54[f]	.23[e]
Ratio of expenses after expense reductions (%)[g]	.57	.61	.55	.38[f]	.23[e]
Ratio of net investment income (%)	2.28	2.14	1.84	2.12	2.30
Portfolio turnover rate (%)	21	52	35	37	101
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[e] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Amount is less than $.005.

DWS Moderate Allocation Fund — Class B
Years Ended August 31,	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 11.98	$ 11.54	$ 10.63	$ 9.91	$ 9.38
Income (loss) from investment operations: Net investment income[a]	.19	.16	.12	.14	.14
Net realized and unrealized gain (loss)	.86	.51	.95	.70	.55
Total from investment operations	1.05	.67	1.07	.84	.69
Less distributions from: Net investment income	(.56)	(.23)	(.16)	(.12)	(.16)
Redemption fees	.00*	.00*	.00*	—	—
Net asset value, end of period	$ 12.47	$ 11.98	$ 11.54	$ 10.63	$ 9.91
Total Return (%)[b,d]	8.94[c]	5.78[c]	10.17[c]	8.49[c]	7.46
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24	24	23	13	9
Ratio of expenses before expense reductions (%)[g]	1.37	1.42	1.35	1.21[f]	1.00[e]
Ratio of expenses after expense reductions (%)[g]	1.34	1.37	1.30	1.12[f]	1.00[e]
Ratio of net investment income (%)	1.51	1.38	1.09	1.37	1.53
Portfolio turnover rate (%)	21	52	35	37	101
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[e] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Amount is less than $.005.

DWS Moderate Allocation Fund — Class C
Years Ended August 31,	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 11.97	$ 11.54	$ 10.62	$ 9.90	$ 9.37
Income (loss) from investment operations: Net investment income[a]	.20	.16	.13	.14	.14
Net realized and unrealized gain (loss)	.86	.50	.95	.70	.54
Total from investment operations	1.06	.66	1.08	.84	.68
Less distributions from: Net investment income	(.56)	(.23)	(.16)	(.12)	(.15)
Redemption fees	.00*	.00*	.00*	—	—
Net asset value, end of period	$ 12.47	$ 11.97	$ 11.54	$ 10.62	$ 9.90
Total Return (%)b.d	8.96[c]	5.82[c]	10.28	8.50[c]	7.44
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	37	34	27	9	4
Ratio of expenses before expense reductions (%)[g]	1.31	1.35	1.26	1.18[f]	.99[e]
Ratio of expenses after expense reductions (%)[g]	1.30	1.34	1.26	1.13[f]	.99[e]
Ratio of net investment income (%)	1.55	1.41	1.13	1.36	1.54
Portfolio turnover rate (%)	21	52	35	37	101
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[e] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Amount is less than $.005.

DWS Moderate Allocation Fund — Class S
Years Ended August 31,	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 11.96	$ 11.54	$ 10.62	$ 9.90	$ 9.38
Income (loss) from investment operations: Net investment income[a]	.32	.28	.24	.25	.24
Net realized and unrealized gain (loss)	.86	.49	.95	.70	.53
Total from investment operations	1.18	.77	1.19	.95	.77
Less distributions from: Net investment income	(.69)	(.35)	(.27)	(.23)	(.25)
Redemption fees	.00*	.00*	.00*	—	—
Net asset value, end of period	$ 12.45	$ 11.96	$ 11.54	$ 10.62	$ 9.90
Total Return (%)[c]	9.97[b]	6.78[b]	11.23[b]	9.70[b]	8.43
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	135	142	126	124	145
Ratio of expenses before expense reductions (%)[f]	.40	.54	.36	.23[e]	—[d]
Ratio of expenses after expense reductions (%)[f]	.35	.36	.30	.12[e]	—[d]
Ratio of net investment income (%)	2.50	2.39	2.09	2.37	2.53
Portfolio turnover rate (%)	21	52	35	37	101
[a] Based on average shares outstanding during the period.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[d] The Fund invests in other DWS funds, and although this class did not incur any direct expenses for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[e] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[f] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Amount is less than $.005.

DWS Growth Allocation Fund — Class A
Years Ended August 31,	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 14.29	$ 13.49	$ 12.14	$ 11.08	$ 10.21
Income (loss) from investment operations: Net investment income[a]	.26	.23	.19	.17	.15
Net realized and unrealized gain (loss)	1.35	.84	1.35	1.07	.85
Total from investment operations	1.61	1.07	1.54	1.24	1.00
Less distributions from: Net investment income	(.43)	(.27)	(.19)	(.18)	(.13)
Redemption fees	.00*	.00*	.00*	—	—
Net asset value, end of period	$ 15.47	$ 14.29	$ 13.49	$ 12.14	$ 11.08
Total Return (%)[b,c,d]	11.33	8.06	12.76	11.19	10.00
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	100	86	74	39	24
Ratio of expenses before expense reductions (%)[g]	.67	.76	.74	.46[f]	.22[e]
Ratio of expenses after expense reductions (%)[g]	.62	.61	.55	.39[f]	.22[e]
Ratio of net investment income (%)	1.70	1.59	1.46	1.40	1.52
Portfolio turnover rate (%)	22	59	31	43	93
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[e] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Amount is less than $.005.

DWS Growth Allocation Fund — Class B
Years Ended August 31,	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 14.15	$ 13.35	$ 12.02	$ 10.97	$ 10.11
Income (loss) from investment operations: Net investment income[a]	.15	.12	.09	.08	.08
Net realized and unrealized gain (loss)	1.33	.85	1.33	1.06	.84
Total from investment operations	1.48	.97	1.42	1.14	.92
Less distributions from: Net investment income	(.31)	(.17)	(.09)	(.09)	(.06)
Redemption fees	.00*	.00*	.00*	—	—
Net asset value, end of period	$ 15.32	$ 14.15	$ 13.35	$ 12.02	$ 10.97
Total Return (%)[b,c,d]	10.49	7.31	11.86	10.36	9.17
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28	29	26	14	11
Ratio of expenses before expense reductions (%)[g]	1.40	1.46	1.46	1.23[f]	.97[e]
Ratio of expenses after expense reductions (%)[g]	1.35	1.36	1.30	1.13[f]	.97[e]
Ratio of net investment income (%)	.97	.84	.71	.66	.77
Portfolio turnover rate (%)	22	59	31	43	93
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[e] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Amount is less than $.005.

DWS Growth Allocation Fund — Class C
Years Ended August 31,	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 14.15	$ 13.35	$ 12.02	$ 10.97	$ 10.11
Income (loss) from investment operations: Net investment income[a]	.15	.12	.09	.08	.08
Net realized and unrealized gain (loss)	1.33	.85	1.33	1.05	.84
Total from investment operations	1.48	.97	1.42	1.13	.92
Less distributions from: Net investment income	(.31)	(.17)	(.09)	(.08)	(.06)
Redemption fees	.00*	.00*	.00*	—	—
Net asset value, end of period	$ 15.32	$ 14.15	$ 13.35	$ 12.02	$ 10.97
Total Return (%)[b,c,d]	10.49	7.30	11.86	10.34	9.17
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	40	36	28	9	4
Ratio of expenses before expense reductions (%)[g]	1.37	1.41	1.39	1.21[f]	.99[e]
Ratio of expenses after expense reductions (%)[g]	1.32	1.36	1.30	1.15[f]	.99[e]
Ratio of net investment income (%)	1.00	.84	.71	.65	.75
Portfolio turnover rate (%)	22	59	31	43	93
[a] Based on average shares outstanding during the period.
[b] Total return does not reflect the effect of any sales charge.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[e] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Amount is less than $.005.

DWS Growth Allocation Fund — Class S
Years Ended August 31,	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 14.32	$ 13.52	$ 12.17	$ 11.10	$ 10.24
Income (loss) from investment operations: Net investment income[a]	.29	.26	.22	.20	.18
Net realized and unrealized gain (loss)	1.36	.85	1.36	1.08	.84
Total from investment operations	1.65	1.11	1.58	1.28	1.02
Less distributions from: Net investment income	(.47)	(.31)	(.23)	(.21)	(.16)
Redemption fees	.00*	.00*	.00*	—	—
Net asset value, end of period	$ 15.50	$ 14.32	$ 13.52	$ 12.17	$ 11.10
Total Return (%)[b,c]	11.60	8.33	13.02	11.50	10.18
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	153	154	92	84	87
Ratio of expenses before expense reductions (%)[f]	.48	.53	.48	.25[e]	—[d]
Ratio of expenses after expense reductions (%)[f]	.37	.36[f]	.30	.12[e]	—[d]
Ratio of net investment income (%)	1.95	1.84	1.71	1.67	1.74
Portfolio turnover rate (%)	22	59	31	43	93
[a] Based on average shares outstanding during the period.
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[d] The Fund invests in other DWS funds, and although this class did not incur any direct expenses for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[e] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.
[f] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Amount is less than $.005.

DWS Growth Plus Allocation Fund — Class A
Years Ended August 31,	2007	2006	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 11.50	$ 10.82	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.10	.08	.04
Net realized and unrealized gain (loss)	1.39	.93	.88
Total from investment operations	1.49	1.01	.92
Less distributions from: Net investment income	(.29)	(.23)	(.10)
Net realized gains	(.43)	(.10)	—
Total distributions	(.72)	(.33)	(.10)
Redemption fees	.00***	.00***	.00***
Net asset value, end of period	$ 12.27	$ 11.50	$ 10.82
Total Return (%)[c,d,e]	13.17	9.52	9.24**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	14	7
Ratio of expenses before expense reductions (%)[f]	1.00	1.60	3.41*
Ratio of expenses after expense reductions (%)[f]	.55	.58	.55*
Ratio of net investment income (%)	.88	.77	.46*
Portfolio turnover rate (%)	20	63	28*
[a] For the period from November 1, 2004 (commencement of sales of Class A shares) to August 31, 2005.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[f] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS Growth Plus Allocation Fund — Class B
Years Ended August 31,	2007	2006	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 11.45	$ 10.78	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.01	.00***	(.02)
Net realized and unrealized gain (loss)	1.37	.92	.89
Total from investment operations	1.38	.92	.87
Less distributions from: Net investment income	(.19)	(.15)	(.09)
Net realized gains	(.43)	(.10)	—
Total distributions	(.62)	(.25)	(.09)
Redemption fees	.00***	.00***	.00***
Net asset value, end of period	$ 12.21	$ 11.45	$ 10.78
Total Return (%)[c,d,e]	12.26	8.61	8.70**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	3	2
Ratio of expenses before expense reductions (%)[f]	1.81	2.38	4.22*
Ratio of expenses after expense reductions (%)[f]	1.30	1.33	1.30*
Ratio of net investment income (%)	.13	.02	(.29)*
Portfolio turnover rate (%)	20	63	28*
[a] For the period from November 1, 2004 (commencement of sales of Class B shares) to August 31, 2005.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[f] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS Growth Plus Allocation Fund — Class C
Years Ended August 31,	2007	2006	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 11.44	$ 10.77	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.01	.00***	(.02)
Net realized and unrealized gain (loss)	1.38	.92	.88
Total from investment operations	1.39	.92	.86
Less distributions from: Net investment income	(.19)	(.15)	(.09)
Net realized gains	(.43)	(.10)	—
Total distributions	(.62)	(.25)	(.09)
Redemption fees	.00***	.00***	.00***
Net asset value, end of period	$ 12.21	$ 11.44	$ 10.77
Total Return (%)[c,d,e]	12.35	8.62	8.60**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	7	4
Ratio of expenses before expense reductions (%)[f]	1.74	2.33	4.12*
Ratio of expenses after expense reductions (%)[f]	1.30	1.33	1.30*
Ratio of net investment income (%)	.13	.02	(.29)*
Portfolio turnover rate (%)	20	63	28*
[a] For the period from November 1, 2004 (commencement of sales of Class C shares) to August 31, 2005.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charge.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[f] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

DWS Growth Plus Allocation Fund — Class S
Years Ended August 31,	2007	2006	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 11.51	$ 10.84	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.13	.11	.06
Net realized and unrealized gain (loss)	1.40	.92	.89
Total from investment operations	1.53	1.03	.95
Less distributions from: Net investment income	(.32)	(.26)	(.11)
Net realized gains	(.43)	(.10)	—
Total distributions	(.75)	(.36)	(.11)
Redemption fees	.00***	.00***	.00***
Net asset value, end of period	$ 12.29	$ 11.51	$ 10.84
Total Return (%)[c,d]	13.54	9.69	9.49**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	3	2
Ratio of expenses before expense reductions (%)[e]	.78	1.37	3.22*
Ratio of expenses after expense reductions (%)[e]	.30	.33	.30*
Ratio of net investment income (%)	1.13	1.02	.71*
Portfolio turnover rate (%)	20	63	28*
[a] For the period from November 1, 2004 (commencement of sales of Class S shares) to August 31, 2005.
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[e] Does not include expenses of the Underlying DWS Funds in which the Fund invests.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements

A. Significant Accounting Policies

DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund are each a diversified series of DWS Allocation Series (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest mainly in other existing DWS funds (the "Underlying DWS Funds") and securities of non-affiliated investment management companies (e.g., Exchange Traded Funds). Each Underlying DWS Fund's accounting policies and investment holdings are outlined in the Underlying DWS Fund's financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments in the Underlying DWS Funds are valued at the net asset value per share of each class of the Underlying DWS Fund as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of August 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

At August 31, 2007, DWS Conservative Allocation Fund had a net tax basis capital loss carryforward of approximately $3,267,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012, the expiration date, whichever occurs first. During the year ended August 31, 2007, the Fund utilized approximately $4,962,000 of prior year capital loss carryforward.

At August 31, 2007, DWS Moderate Allocation Fund had a net tax basis capital loss carryforward of approximately $19,928,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012 the expiration date, whichever occurs first. During the year ended August 31, 2007 the Fund utilized $12,564,997 of prior year capital loss carryforward.

At August 31, 2007, DWS Growth Allocation Fund had a net tax basis capital loss carryforward of approximately $16,829,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012, the expiration date, whichever occurs first. During the year ended August 31, 2007, the Fund utilized $16,096,254 of prior year capital loss carryforward.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for each Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether each Fund is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the SEC indicated that they would not object if a Fund implements FIN 48 in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Management is evaluating the application of the Interpretation to each Fund and is not in a position at this time to estimate the significance of its impact, if any, on each Fund's financial statements.

Distribution of Income and Gains. Net investment income from DWS Conservative Allocation Fund and DWS Moderate Allocation Fund, if any, is declared and distributed to shareholders quarterly. Net investment income from DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. An additional distribution may be made to the extent necessary to avoid payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

At August 31, 2007, DWS Conservative Allocation Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ —
Capital loss carryforwards	$ (3,267,000)
Net unrealized appreciation (depreciation) on investments	$ 6,450,412

In addition, during the years ended August 31, 2007 and August 31, 2006, the tax character of distributions paid to shareholders by DWS Conservative Allocation Fund is summarized as follows:

	Years Ended August 31,
	2007	2006
Distributions from ordinary income*	$ 6,952,793	$ 3,992,910
* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2007, DWS Moderate Allocation Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ —
Capital loss carryforwards	$ (19,928,000)
Net unrealized appreciation (depreciation) on investments	$ 22,249,358

In addition, during the years ended August 31, 2007 and August 31, 2006, the tax character of distributions paid to shareholders by DWS Moderate Allocation Fund is summarized as follows:

	Years Ended August 31,
	2007	2006
Distributions from ordinary income*	$ 16,555,303	$ 8,593,362
* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2007, DWS Growth Allocation Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 4,082,609
Capital loss carryforwards	$ (16,829,000)
Net unrealized appreciation (depreciation) on investments	$ 34,734,116

In addition, during the years ended August 31, 2007 and August 31, 2006, the tax character of distributions paid to shareholders by DWS Growth Allocation Fund is summarized as follows:

	Years Ended August 31,
	2007	2006
Distributions from ordinary income*	$ 8,838,650	$ 5,883,800
* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2007, DWS Growth Plus Allocation Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 2,693
Undistributed net long-term capital gains	$ 1,446,933
Net unrealized appreciation (depreciation) on investments	$ 2,266,946

In addition, during the years ended August 31, 2007 and August 31, 2006 the tax character of distributions paid to shareholders by DWS Growth Plus Allocation Fund is summarized as follows:

	Years Ended August 31,
	2007	2006
Distributions from ordinary income*	$ 1,159,939	$ 489,948
Distributions from long-term capital gains	$ 529,135	$ 34,972
* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Redemption Fees. Each Fund imposes a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Funds for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying DWS Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments in Underlying DWS Funds to be purchased, sold or entered into by each Fund. The Advisor has agreed not to be paid a management fee for performing its services for the Funds. However, the Advisor will receive management fees from managing the Underlying DWS Funds in which each Fund invests.

The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund's net assets. At August 31, 2007, DWS Conservative Allocation Fund held the following Underlying DWS Funds' outstanding shares: approximately 6% of DWS Disciplined Long/Short Value Fund, 17% of DWS Floating Rate Plus Fund, 18% of DWS Inflation Protected Plus Fund and 6% of DWS International Value Opportunities Fund. At August 31, 2007, DWS Moderate Allocation Fund held the following Underlying DWS Funds' outstanding shares: approximately 5% of DWS Core Fixed Income Fund, 9% of DWS Disciplined Long/Short Value Fund, 12% of DWS Floating Rate Plus Fund, 15% of DWS International Value Opportunities Fund, 30% of DWS Inflation Protected Plus Fund and 9% of DWS Small Cap Core Fund. At August 31, 2007, DWS Growth Allocation Fund held the following Underlying DWS Funds' outstanding shares: approximately 7% of DWS Disciplined Long/Short Value Fund, 10% of DWS Inflation Protected Plus Fund, 15% of DWS International Value Opportunities Fund and 10% of DWS Small Cap Core Fund. At August 31, 2007, DWS Growth Plus Allocation Fund held the following Underlying DWS Funds' outstanding shares: approximately 5% of DWS Disciplined Long/Short Value Fund and 5% of DWS International Value Opportunities Fund.

For the period from September 1, 2006 through December 31, 2006, the Advisor had contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain DWS Conservative Allocation Fund's, DWS Moderate Allocation Fund's and DWS Growth Allocation Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, organizational and offering expenses and indirect expenses of Underlying DWS Funds) as a percentage of average daily net assets as follows:

Class A	.55%
Class B	1.30%
Class C	1.30%
Class S	.30%

For the period from September 1, 2006, through September 30, 2007, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain DWS Growth Plus Allocation Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, proxy, interest, and indirect expenses of Underlying DWS Funds) as a percentage of average daily net assets as follows:

Class A	.55%
Class B	1.30%
Class C	1.30%
Class S	.30%

Effective January 1, 2007, through December 14, 2007, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain DWS Conservative Allocation Fund's, DWS Moderate Allocation Fund's and DWS Growth Allocation Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, proxy, interest, organizational and offering expenses and indirect expenses of Underlying DWS Funds) as a percentage of average daily net assets as follows:

	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Class A	.67%	.65%	.65%
Class B	1.42%	1.40%	1.40%
Class C	1.42%	1.40%	1.40%
Class S	.39%	.37%	.40%

Each Fund will continue to indirectly bear its proportionate share of fees and expenses incurred by the Underlying DWS Funds in which it is invested.

For the year ended August 31, 2007, the Advisor has agreed to reimburse DWS Growth Plus Allocation Fund an additional $46,362 for expenses.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay the Advisor an annual fee ("Administration Fee") of 0.10% of each Funds' average daily net assets or $50,000 minimum per year, whichever is greater, computed and accrued daily and payable monthly. For the year ended August 31, 2007, DIMA received an Administration Fee for each Fund as follows:

Administration Fee	Total Aggregated	Waived	Unpaid at August 31, 2007
DWS Conservative Allocation Fund	$ 145,630	$ —	$ 12,719
DWS Moderate Allocation Fund	$ 321,480	$ —	$ 27,733
DWS Growth Allocation Fund	$ 323,731	$ —	$ 27,165
DWS Growth Plus Allocation Fund	$ 50,000	$ 50,000	$ —

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Prior to April 1, 2007, DWS Scudder Service Corporation ("DWS-SSC"), an affiliate of the Advisor, was the transfer agent, dividend-paying agent and shareholder service agent for Class S shares of the Funds. Effective April 1, 2007, DWS-SSC merged with DWS-SISC. The Board of the Funds approved a new transfer agency agreement between the Funds and DWS-SISC. The new transfer agency agreement is identical in substance to the previous transfer agency agreement for the Funds, except for the named transfer agent. Pursuant to a sub-transfer agency agreement among DWS-SISC, DWS-SSC (through March 31, 2007) and DST Systems, Inc. ("DST"), DWS-SISC and DWS-SSC have delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC and DWS-SSC compensate DST out of the shareholder servicing fee they receive from the Funds. For the year ended August 31, 2007, the amounts charged to the Funds by DWS-SISC and DWS-SSC (through March 31, 2007) were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at August 31, 2007
DWS Conservative Allocation Fund
Class A	$ 66,681	$ 5,317	$ 16,798
Class B	6,185	—	2,474
Class C	10,917	6,237	2,120
Class S	190,474	90,206	54,102
	$ 274,257	$ 101,760	$ 75,494
DWS Moderate Allocation Fund
Class A	$ 210,437	$ 42,756	$ 36,662
Class B	39,304	8,526	6,950
Class C	40,834	6,019	6,817
Class S	294,143	69,411	35,757
	$ 584,718	$ 126,712	$ 86,186
DWS Growth Allocation Fund
Class A	$ 208,044	$ 48,894	$ 39,403
Class B	51,119	17,294	8,534
Class C	56,192	17,223	9,359
Class S	429,456	176,799	61,934
	$ 744,811	$ 260,210	$ 119,230
DWS Growth Plus Allocation Fund
Class A	$ 30,445	$ 28,937	$ —
Class B	7,457	7,457	—
Class C	14,368	14,368	—
Class S	7,087	7,087	—
	$ 59,357	$ 57,849	$ —

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, DWS-SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended August 31, 2007, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at August 31, 2007
DWS Conservative Allocation Fund
Class B	$ 59,045	$ 5,006
Class C	93,267	8,802
	$ 152,312	$ 13,808
DWS Moderate Allocation Fund
Class B	$ 180,002	$ 15,009
Class C	270,079	23,316
	$ 450,081	$ 38,325
DWS Growth Allocation Fund
Class B	$ 220,452	$ 17,914
Class C	295,469	24,456
	$ 515,921	$ 42,370
DWS Growth Plus Allocation Fund
Class B	$ 25,473	$ 2,311
Class C	70,212	6,618
	$ 95,685	$ 8,929

In addition, DWS-SDI provides information and administrative services for a fee ("Service Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DWS-SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended August 31, 2007, the Service Fees were as follows:

Service Fees	Total Aggregated	Waived	Unpaid at August 31, 2007	Annual Effective Rate
DWS Conservative Allocation Fund
Class A	$ 101,538	$ —	$ 10,275.23%
Class B	18,842	—	1,580.24%
Class C	29,275	—	2,953.24%
	$ 149,655	$ —	$ 14,808
DWS Moderate Allocation Fund
Class A	$ 282,340	$ —	$ 25,902.24%
Class B	58,600	—	4,458.24%
Class C	86,921	—	7,912.24%
	$ 427,861	$ —	$ 38,272
DWS Growth Allocation Fund
Class A	$ 229,550	$ —	$ 19,843.24%
Class B	71,686	—	6,816.24%
Class C	95,180	—	9,285.24%
	$ 396,416	$ —	$ 35,944
DWS Growth Plus Allocation Fund
Class A	$ 42,884	$ —	$ 4,960.24%
Class B	8,323	46	365.25%
Class C	22,085	77	2,620.24%
	$ 73,292	$ 123	$ 7,945

Underwriting Agreement and Contingent Deferred Sales Charge. DWS-SDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2007 for DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund aggregated $12,251, $35,802, $39,373 and $20,016, respectively.

In addition, DWS-SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended August 31, 2007, the CDSC for Class B and Class C shares aggregated $23,988, $46,078, $61,005 and $9,591, respectively, for DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended August 31, 2007 DWS-SDI received $19, $226 and $133 for Class A shares of DWS Conservative Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended August 31, 2007, the amount charged to the Funds by DIMA included the Statement of Operations under "reports to shareholders" were as follows:

Typesetting and Filing Service Fees	Total Aggregated	Unpaid at August 31, 2007
DWS Conservative Allocation Fund	$ 18,920	$ 2,803
DWS Moderate Allocation Fund	$ 20,304	$ 8,681
DWS Growth Allocation Fund	$ 25,121	$ 17,064
DWS Growth Plus Allocation Fund	$ 22,444	$ 11,570

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, each Fund may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

C. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank, N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

D. Share Transactions

DWS Conservative Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2007		Year Ended August 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,494,182	$ 18,736,453	1,649,588	$ 19,705,292
Class B	156,770	1,962,212	145,258	1,728,942
Class C	474,818	5,969,959	409,398	4,879,900
Class AARP	—	—	393,245	4,704,267
Class S	991,044	12,443,145	898,608	10,721,134
		$ 39,111,769		$ 41,739,535
Shares issued to shareholders in reinvestment of distributions
Class A	156,187	$ 1,944,024	81,647	$ 973,321
Class B	21,553	268,841	12,131	144,878
Class C	30,584	381,361	12,398	148,001
Class AARP	—	—	111,421	1,327,313
Class S	294,083	3,659,015	85,809	1,022,289
		$ 6,253,241		$ 3,615,802
Shares redeemed
Class A	(1,232,422)	$ (15,435,446)	(1,411,343)	$ (16,868,179)
Class B	(156,675)	(1,964,747)	(240,928)	(2,877,756)
Class C	(314,844)	(3,943,867)	(228,376)	(2,727,235)
Class AARP	—	—	(816,853)	(9,771,925)
Class S	(1,349,596)	(16,892,561)	(1,628,954)	(19,514,048)
		$ (38,236,621)		$ (51,759,143)
Shares converted
Class AARP	—	$ —	(4,144,141)*	$ (48,799,360)*
Class S	—	$ —	4,142,734*	48,799,360*
		$ —		$ —
Redemption fees		$ 5,017		$ 1,436
Net increase (decrease)
Class A	417,947	$ 5,246,702	319,892	$ 3,811,058
Class B	21,648	266,306	(83,539)	(1,003,896)
Class C	190,558	2,410,413	193,420	2,300,767
Class AARP	—	—	(4,456,328)	(52,539,605)
Class S	(64,469)	(790,015)	3,498,197	41,029,306
		$ 7,133,406		$ (6,402,370)
* On June 28, 2006, the Board of the Fund approved the conversion of Class AARP shares of the Fund into Class S shares. The conversion was completed on July 14, 2006 and the shares are no longer offered.

DWS Moderate Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2007		Year Ended August 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	4,335,979	$ 54,378,590	3,729,269	$ 43,712,403
Class B	287,185	3,600,474	427,152	4,993,330
Class C	565,197	7,043,723	1,037,753	12,189,728
Class AARP	—	—	423,387	4,948,501
Class S	1,643,791	20,574,889	1,577,618	18,456,187
		$ 85,597,676		$ 84,300,149
Shares issued to shareholders in reinvestment of distributions
Class A	477,456	$ 5,927,348	250,281	$ 2,924,116
Class B	78,378	974,497	37,766	442,287
Class C	109,006	1,355,099	41,281	483,418
Class AARP	—	—	66,445	776,194
Class S	618,370	7,661,428	314,084	3,668,200
		$ 15,918,372		$ 8,294,215
Shares redeemed
Class A	(3,037,130)	$ (38,071,583)	(5,067,179)	$ (59,104,982)
Class B	(444,075)	(5,551,461)	(498,497)	(5,849,540)
Class C	(526,345)	(6,583,476)	(577,302)	(6,789,806)
Class AARP	—	—	(528,535)	(6,205,806)
Class S	(3,244,684)	(40,399,732)	(3,135,377)	(36,731,755)
		$ (90,606,252)		$ (114,681,889)
Shares converted
Class AARP	—	$ —	(2,155,894)*	$ (24,761,315)*
Class S	—	$ —	2,156,833*	24,761,315*
		$ —		$ —
Redemption fees		$ 2,719		$ 2,344
Net increase (decrease)
Class A	1,776,305	$ 22,236,001	(1,087,629)	$ (12,467,262)
Class B	(78,512)	(976,377)	(33,579)	(413,884)
Class C	147,858	1,816,294	501,732	5,884,018
Class AARP	—	—	(2,194,597)	(25,242,373)
Class S	(982,523)	(12,163,403)	913,158	10,154,320
		$ 10,912,515		$ (22,085,181)
* On June 28, 2006, the Board of the Fund approved the conversion of Class AARP shares of the Fund into Class S shares. The conversion was completed on July 14, 2006 and the shares are no longer offered.

DWS Growth Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2007		Year Ended August 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,111,487	$ 32,198,668	2,287,312	$ 31,734,104
Class B	239,514	3,616,053	465,059	6,365,684
Class C	551,083	8,290,859	841,471	11,580,778
Class AARP	—	—	250,607	3,469,440
Class S	1,274,652	19,476,211	1,165,702	16,197,281
		$ 63,581,791		$ 69,347,287
Shares issued to shareholders in reinvestment of distributions
Class A	169,251	$ 2,538,768	111,824	$ 1,523,054
Class B	37,797	564,312	24,101	326,567
Class C	44,908	670,479	23,593	319,926
Class AARP	—	—	104,255	1,421,031
Class S	313,152	4,697,277	151,377	2,063,272
		$ 8,470,836		$ 5,653,850
Shares redeemed
Class A	(1,858,294)	$ (28,297,125)	(1,882,661)	$ (26,054,436)
Class B	(451,650)	(6,798,971)	(411,872)	(5,671,427)
Class C	(516,545)	(7,845,671)	(416,304)	(5,726,012)
Class AARP	—	—	(913,670)	(12,701,858)
Class S	(2,500,366)	(38,162,551)	(1,735,022)	(24,151,640)
		$ (81,104,318)		$ (74,305,373)
Shares converted
Class AARP	—	$ —	(4,381,346)*	$ (59,891,241)*
Class S	—	$ —	4,381,346*	59,891,241*
		$ —		$ —
Redemption fees		$ 13,575		$ 3,746
Net increase (decrease)
Class A	422,444	$ 6,440,890	516,475	$ 7,204,073
Class B	(174,339)	(2,618,584)	77,288	1,020,970
Class C	79,446	1,115,820	448,760	6,174,804
Class AARP	—	—	(4,940,154)	(67,702,546)
Class S	(912,562)	(13,976,242)	3,963,403	54,002,209
		$ (9,038,116)		$ 699,510
* On June 28, 2006, the Board of the Fund approved the conversion of Class AARP shares of the Fund into Class S shares. The conversion was completed on July 14, 2006 and the shares are no longer offered.

DWS Growth Plus Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2007		Year Ended August 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	971,807	$ 11,826,317	738,736	$ 8,285,564
Class B	104,628	1,279,447	126,618	1,411,251
Class C	362,985	4,408,201	389,820	4,325,032
Class S	248,927	3,118,140	93,707	1,051,450
		$ 20,632,105		$ 15,073,297
Shares issued to shareholders in reinvestment of distributions
Class A	72,947	$ 868,797	22,835	$ 248,904
Class B	12,667	150,864	3,667	40,006
Class C	33,549	399,566	10,514	114,650
Class S	16,133	192,140	7,233	78,840
		$ 1,611,367		$ 482,400
Shares redeemed
Class A	(560,906)	$ (6,881,963)	(235,435)	$ (2,638,367)
Class B	(50,427)	(615,971)	(43,480)	(484,364)
Class C	(95,048)	(1,156,858)	(115,673)	(1,290,264)
Class S	(197,943)	(2,349,346)	(67,154)	(757,542)
		$ (11,004,138)		$ (5,170,537)
Redemption fees		$ 169		$ 208
Net increase (decrease)
Class A	483,848	$ 5,813,220	526,136	$ 5,896,133
Class B	66,868	814,345	86,805	967,059
Class C	301,486	3,650,915	284,661	3,149,428
Class S	67,117	961,023	33,786	372,748
		$ 11,239,503		$ 10,385,368

E. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for these certain funds during this period; the funds retain a senior officer (or independent consultants, as applicable) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Funds were not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

F. Subsequent Event

On July 31, 2007, the Board of Directors of the DWS Allocation Series approved a name change, pursuant to which, effective November 1, 2007, the Trust currently known as DWS Allocation Series will be renamed DWS Target Date Series.

Effective November 1, 2007, the Funds will change their names as follows:

Current Name	New Name
DWS Conservative Allocation Fund	DWS LifeCompass Retirement Fund
DWS Moderate Allocation Fund	DWS LifeCompass 2015 Fund
DWS Growth Allocation Fund	DWS LifeCompass 2020 Fund
DWS Growth Plus Allocation Fund	DWS LifeCompass 2030 Fund

In connection with these changes, the Board has also approved a change to the investment objective and investment strategies of the Funds such that each Fund (except the DWS LifeCompass Retirement Fund) will be managed as a target date fund. As a Fund approaches its target year, the Fund will decrease its emphasis on growth of capital and increase its emphasis on current income and the Fund's target asset allocation will approach that of the DWS LifeCompass Retirement Fund. The change to the Funds' investment objectives and investment strategies will take effect on November 1, 2007.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Allocation Series and the Shareholders of DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund, respectively (the four funds constituting DWS Allocation Series) (the "Trust") at August 31, 2007 and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trusts' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

Boston, Massachusetts October 16, 2007	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

For federal income tax purposes, DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund designate $5,120,000, $11,230,000, $11,628,000 and $1,027,000, respectively, or the maximum amount allowable under tax law, as qualified dividend income.

The DWS Growth Plus Allocation Fund paid distributions of $0.22 per share from net long-term capital gains during its year ended August 31, 2007, of which 100% represents 15% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, the DWS Growth Plus Allocation Fund designates $1,605,000, as capital gain dividends for its fiscal year ended August 31, 2007, of which 100% represents 15% rate gains.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Trustees and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of August 31, 2007. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. The term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Dawn-Marie Driscoll (1946) Chairperson since 2004 Board Member since 1987	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Trustee of eight open-end mutual funds managed by Sun Capital Advisers, Inc. (since 2007); Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley College; Trustee, Southwest Florida Community Foundation (charitable organization). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		77
Henry P. Becton, Jr. (1943) Board Member since 1990	President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Becton Dickinson and Company[1] (medical technology company); Belo Corporation[1] (media company); Boston Museum of Science; Public Radio International. Former Directorships: American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	77
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private equity funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Natural History, Inc. (magazine publisher); Box Top Media Inc. (advertising); The Kennel Shop (retailer)	77
Kenneth C. Froewiss (1945) Board Member since 2005	Clinical Professor of Finance, NYU Stern School of Business (1997-present); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	77
Martin J. Gruber (1937) Board Member since 2006	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1965); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000), Singapore Fund, Inc. (since January 2000), National Bureau of Economic Research (since January 2006). Formerly, Trustee, TIAA (pension funds) (January 1996-January 2000); Trustee, CREF and CREF Mutual Funds (January 2000-March 2005); Chairman, CREF and CREF Mutual Funds (February 2004-March 2005); and Director, S.G. Cowen Mutual Funds (January 1985-January 2001)	77
Richard J. Herring (1946) Board Member since 2006	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (since July 2000-June 2006)	77
Graham E. Jones (1933) Board Member since 2006	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995). Formerly, Trustee of various investment companies managed by Sun Capital Advisors, Inc. (1998-2005), Morgan Stanley Asset Management (1985-2001) and Weiss, Peck and Greer (1985-2005)	77
Rebecca W. Rimel (1951) Board Member since 2006	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001 to present). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Director, Viasys Health Care[1] (January 2007-June 2007)	77
Philip Saunders, Jr. (1935) Board Member since 2006	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986)	77
William N. Searcy, Jr. (1946) Board Member since 2006	Private investor since October 2003; Trustee of eight open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[1] (telecommunications) (November 1989-September 2003)	77
Jean Gleason Stromberg (1943) Board Member since 1999	Retired. Formerly, Consultant (1997-2001); Director, US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc. Former Directorships: Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	77
Carl W. Vogt (1936) Board Member since 2002	Retired Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); formerly, President of certain funds in the Deutsche Asset Management family of funds (formerly, Flag Investors family of funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment). Former Directorships: ISI Family of Funds (registered investment companies, four funds overseen); National Railroad Passenger Corporation (Amtrak); Waste Management, Inc. (solid waste disposal). Formerly, Chairman and Member, National Transportation Safety Board
		75
Interested Board Member
Name, Year of Birth, Position with the Fund and Length of Time Served	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Axel Schwarzer[2] (1958) Board Member since 2006	Managing Director[4], Deutsche Asset Management; Head of Deutsche Asset Management Americas; CEO of DWS Scudder; formerly, board member of DWS Investments, Germany (1999-2005); formerly, Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank in Germany (1997-1999); formerly, various strategic and operational positions for Deutsche Bank Germany Retail and Private Banking Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996)	83
Officers[3]
Name, Year of Birth, Position with the Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark[5] (1965) President, 2006-present	Managing Director[4], Deutsche Asset Management (2006-present); President of DWS family of funds; formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

John Millette[6] (1962) Vice President and Secretary, 1999-present	Director[4], Deutsche Asset Management
Paul H. Schubert[5] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[4], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Patricia DeFilippis[5] (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)
Elisa D. Metzger[5] (1962) Assistant Secretary 2005-present	Director[4], Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)
Caroline Pearson[6] (1962) Assistant Secretary, 1997-present	Managing Director[4], Deutsche Asset Management
Paul Antosca[6] (1957) Assistant Treasurer, 2007-present	Director[4], Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Kathleen Sullivan D'Eramo[6] (1957) Assistant Treasurer, 2003-present	Director[4], Deutsche Asset Management
Jason Vazquez[4] (1972) Anti-Money Laundering Compliance Officer, 2007-present	Vice President, Deutsche Asset Management (since 2006); formerly, AML Operations Manager for Bear Stearns (2004-2006), Supervising Compliance Principal and Operations Manager for AXA Financial (1999-2004)

Robert Kloby[5] (1962) Chief Compliance Officer, 2006-present	Managing Director[4], Deutsche Asset Management (2004-present); formerly, Chief Compliance Officer/Chief Risk Officer, Robeco USA (2000-2004); Vice President, The Prudential Insurance Company of America (1988-2000); E.F. Hutton and Company (1984-1988)

J. Christopher Jackson[5] (1951) Chief Legal Officer, 2006-present	Director[4], Deutsche Asset Management (2006-present); formerly, Director, Senior Vice President, General Counsel and Assistant Secretary, Hansberger Global Investors, Inc. (1996-2006); Director, National Society of Compliance Professionals (2002-2005)(2006-2009)

1 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
2 The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management.
3 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the funds.
4 Executive title, not a board directorship.
5 Address: 345 Park Avenue, New York, New York 10154.
6 Address: Two International Place, Boston, MA 02110.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Scudder representative by calling the appropriate number below:

For shareholders of Classes A, B, C and Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Scudder PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Nasdaq Symbol	CUSIP Number	Fund Number
DWS Conservative Allocation Fund — Class A	SUCAX	23337A 608	480
DWS Conservative Allocation Fund — Class B	SUCBX	23337A 707	680
DWS Conservative Allocation Fund — Class C	SUCCX	23337A 806	780
DWS Conservative Allocation Fund — Class S	SCPCX	23337A 871	2080
DWS Moderate Allocation Fund — Class A	SPDAX	23337A 103	481
DWS Moderate Allocation Fund — Class B	SPDBX	23337A 202	681
DWS Moderate Allocation Fund — Class C	SPDCX	23337A 301	781
DWS Moderate Allocation Fund — Class S	SPBAX	23337A 509	2081
DWS Growth Allocation Fund — Class A	SUPAX	23337A 863	482
DWS Growth Allocation Fund — Class B	SUPBX	23337A 855	682
DWS Growth Allocation Fund — Class C	SUPCX	23337A 848	782
DWS Growth Allocation Fund — Class S	SPGRX	23337A 822	2082
DWS Growth Plus Allocation Fund — Class A	PLUSX	23337A 814	1084
DWS Growth Plus Allocation Fund — Class B	PLSBX	23337A 798	1284
DWS Growth Plus Allocation Fund — Class C	PLSCX	23337A 780	1384
DWS Growth Plus Allocation Fund — Class S	PPLSX	23337A 772	2084

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

As of the end of the period, August 31, 2007, DWS Allocation Series has a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Funds’ audit committee is comprised solely of trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Funds’ Board of Trustees has determined that there are several “audit committee financial experts” serving on the Funds’ audit committee. The Board has determined that Keith R Fox, the chair of the Funds’ audit committee, qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on its review of Mr. Fox’s pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS MODERATE ALLOCATION FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2007	$38,000	$0	$0	$0
2006	$34,400	$128	$0	$0

The above “Audit- Related Fees” were billed for agreed upon procedures performed.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2007	$98,500	$25,000	$0
2006	$115,500	$73,180	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures related to fund mergers and additional costs related to annual audits and the above “Tax Fees” were billed in connection with tax consultation and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2007	$0	$25,000	$0	$25,000
2006	$0	$73,180	$15,000	$88,180

All other engagement fees were billed for services in connection with industry updates for DeIM and other related entities that provide support for the operations of the fund.

DWS CONSERVATIVE ALLOCATION FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2007	$38,000	$0	$0	$0
2006	$34,400	$128	$0	$0

The above “Audit- Related Fees” were billed for agreed upon procedures performed.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2007	$98,500	$25,000	$0
2006	$115,500	$73,180	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures related to fund mergers and additional costs related to annual audits and the above “Tax Fees” were billed in connection with tax consultation and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2007	$0	$25,000	$0	$25,000
2006	$0	$73,180	$15,000	$88,180

All other engagement fees were billed for services in connection with industry updates for DeIM and other related entities that provide support for the operations of the fund.

DWS GROWTH ALLOCATION FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2007	$38,000	$0	$0	$0
2006	$34,400	$128	$0	$0

The above “Audit- Related Fees” were billed for agreed upon procedures performed.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2007	$98,500	$25,000	$0
2006	$115,500	$73,180	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures related to fund mergers and additional costs related to annual audits and the above “Tax Fees” were billed in connection with tax consultation and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2007	$0	$25,000	$0	$25,000
2006	$0	$73,180	$15,000	$88,180

All other engagement fees were billed for services in connection with industry updates for DeIM and other related entities that provide support for the operations of the fund.

DWS GROWTH PLUS ALLOCATION FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2007	$38,000	$0	$0	$0
2006	$34,400	$128	$0	$0

The above “Audit- Related Fees” were billed for agreed upon procedures performed.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2007	$98,500	$25,000	$0
2006	$115,500	$73,180	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures related to fund mergers and additional costs related to annual audits and the above “Tax Fees” were billed in connection with tax consultation and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2007	$0	$25,000	$0	$25,000
2006	$0	$73,180	$15,000	$88,180

All other engagement fees were billed for services in connection with industry updates for DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 29, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 29, 2007